        As filed with the Securities and Exchange Commission on August 12, 1998
                                                               File No. 33-19945

                         SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C.
                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

     Pre-Effective Amendment No.                                 [ ]
                                 ---------
     Post-Effective Amendment No.   10                           [X]
                                 ---------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    93                                         [X]
                   --------

                           HARTFORD LIFE INSURANCE COMPANY
                     SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT "A")
                              (Exact Name of Registrant)

                           HARTFORD LIFE INSURANCE COMPANY
                                 (Name of Depositor)

                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                      (Address of Depositor's Principal Offices)

                    Depositor's Telephone Number:  (860) 843-6733

                                  MARIANNE O'DOHERTY
                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on August 12, 1998, pursuant to paragraph (b)(1)(v) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of rule 485
     ---
          on _________, 1998, pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)

     N-4 Item No.                                 Prospectus Heading
----------------------                       ----------------------------
 1.  Cover Page                              Cover Page

 2.  Definitions                             Glossary of Special Terms

 3.  Synopsis or Highlights                  Summary

 4.  Condensed Financial Information         Accumulation Unit Values; Yield
                                             Information

 5.  General Description of Registrant,      QP Variable Account Depositor, and
                                             Contract Portfolio Companies
                                             Contract and Separate Account Two
                                             (Variable Account "A"); Hartford
                                             Life Insurance Company and the
                                             Funds; Miscellaneous

 6.  Deductions                              Charges Under the Contract

 7.  General Description of Variable         Operation of the Contract; Payment
     Annuity Contracts                       of Benefits; The Variable Account
                                             "A" Contract and Separate Account
                                             Two (Variable Account "A")

 8.  Annuity Period                          Payment of Benefits

 9.  Death Benefit                           Payment of Benefits; Operation of
                                             the Contract

10.  Purchases and Contract Value            Operation of the Contract

11.  Redemptions                             Payment of Benefits

12.  Taxes                                   Federal Tax Considerations

13.  Legal Proceedings                       Miscellaneous - Are there any
                                             material legal proceedings
                                             affecting the Separate Account?

14.  Table of Contents of the Statement      Table of Contents of the Statement
     of Additional Information               of Additional Information

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT "A")
P. O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:  (800) 862-6668 (Contract Owners)
            (800) 862-7715 (Investment Consultants)

This Prospectus describes individual and group tax-deferred variable annuity Contracts designed for retirement planning purposes.

The Contracts are issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contracts will be held in a series of Hartford Life Insurance Company Separate Account Two (Variable Account "A" or the "Separate Account") of Hartford.

The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.

Advisers Fund Sub-Account     -    shares of Class IA of Hartford Advisers HLS
                                   Fund, Inc. ("Hartford Advisers Fund")

Capital Appreciation Fund     -    shares of Class IA of Hartford Capital
Sub-Account                        Appreciation HLS Fund, Inc., ("Hartford
                                   Capital Appreciation Fund")

Bond Fund Sub-Account         -    shares of Class IA of Hartford Bond HLS Fund,
                                   Inc. ("Hartford Bond Fund")

International Opportunities   -    shares of Class IA of Hartford International
Fund Sub-Account                   Opportunities HLS Fund, Inc. ("Hartford
                                   International Opportunities")

Money Market Fund             -    shares of Class IA of Hartford Money Market
Sub-Account                        HLS Fund, Inc.("Hartford Money Market Fund")

Mortgage Securities Fund      -    shares of Class IA of Hartford Mortgage
Securities Sub-Account             HLS Fund, Inc. ("Hartford Mortgage Securities
                                   Fund")

Stock Fund Sub-Account        -    shares of Class IA of Hartford Stock HLS
                                   Fund, Inc. ("Hartford Stock Fund")

Index Fund Sub-Account        -    shares of Class IA of Hartford Index HLS
                                   Fund, Inc. ("Hartford Index Fund")


Dividend & Growth Fund        -    shares of Class IA of Hartford Dividend &
Sub-Account                        Growth HLS Fund, Inc. ("Hartford Dividend &
                                   Growth Fund")


International Advisers Fund   -    shares of Class IA of Hartford International
Sub-Account                        Advisers HLS Fund, Inc. ("Hartford
                                   International Advisers Fund")


MidCap Fund Sub-Account       -    shares of Class IA of Hartford MidCap HLS
                                   Fund, Inc. ("Hartford MidCap Fund")


Small Company Fund            -    shares of Class IA Hartford Small Company HLS
Sub-Account                        Fund, Inc. ("Hartford Small Company Fund")


Growth and Income Fund        -    shares of Class IA of Hartford Growth and
Sub-Account                        Income HLS Fund, Inc. ("Hartford Growth and
                                   Income Fund")

This Prospectus sets forth the information concerning the Separate Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, Connecticut 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 50 of this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY

INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO THE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND AT THE COMMISSION'S WEB SITE (HTTP://WWW.SEC.GOV.)
--------------------------------------------------------------------------------


Prospectus Dated:  August 12, 1998
Statement of Additional Information Dated:  August 12, 1998

                                  TABLE OF CONTENTS

SECTION                                                                  PAGE
-------                                                                  ----

GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . .    10

FEE TABLES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12

ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . .    14

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18

VARIABLE ACCOUNT "A" CONTRACT AND SEPARATE ACCOUNT
TWO SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . .    18

     What are the Variable Account "A" Contracts?. . . . . . . . . . .    18

     Who can buy these Contracts?. . . . . . . . . . . . . . . . . . .    19

     What is the Separate Account and how does it operate? . . . . . .    19

     May I transfer assets between Sub-Accounts? . . . . . . . . . . .    21

OPERATION OF THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . .    21

     How is my Purchase Payment credited?. . . . . . . . . . . . . . .    21

     What size Purchase Payments must I make?. . . . . . . . . . . . .    22

     What if I am not satisfied with my purchase?. . . . . . . . . . .    22

     May I assign or transfer my Contract? . . . . . . . . . . . . . .    22

     How do I know what my Contract is worth?. . . . . . . . . . . . .    22

     How is the Accumulation Unit value determined?. . . . . . . . . .    22

     How are the underlying Fund shares valued?. . . . . . . . . . . .    23

PAYMENT OF BENEFITS. . . . . . . . . . . . . . . . . . . . . . . . . .    23

     What would my Beneficiary receive as a death benefit? . . . . . .    23

     How can a Contract be redeemed or surrendered?. . . . . . . . . .    24

     Can payment of the redemption or surrender value ever be postponed
     beyond the seven day period?. . . . . . . . . . . . . . . . . . .    25

     May I surrender once Annuity payments have started? . . . . . . .    25

     May I reinvest after a redemption?. . . . . . . . . . . . . . . .    25

     How do I elect an Annuity Commencement Date and form of Annuity?.    26

     What is the minimum amount that I may select as an Annuity Payment?  26

     What are the available Annuity options under the Contracts? . . .    26

     How are Variable Annuity payments determined? . . . . . . . . . .    28

CHARGES UNDER THE CONTRACT . . . . . . . . . . . . . . . . . . . . . .    29

     How are the sales charges under the Contracts made? . . . . . . .    29

     Is there ever a time when the sales charges do not apply? . . . .    29

     What do the sales charges cover?. . . . . . . . . . . . . . . . .    30

     What is the mortality and expense risk charge?. . . . . . . . . .    30

     Are there any administrative charges? . . . . . . . . . . . . . .    31

     How much are the deductions for Premium Taxes?. . . . . . . . . .    31

HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS. . . . . . . . . . . . .    32

     What is Hartford? . . . . . . . . . . . . . . . . . . . . . . . .    32

     What are the Funds? . . . . . . . . . . . . . . . . . . . . . . .    32

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . .    35

     What are some of the federal tax consequences which affect
     these Contracts?. . . . . . . . . . . . . . . . . . . . . . . . .    35

MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42

     What are my voting rights?. . . . . . . . . . . . . . . . . . . .    42

     Will other Contracts be participating in the Separate Account?. .    42

     How are the Contracts sold? . . . . . . . . . . . . . . . . . . .    42

     Who is the custodian of the Separate Account's assets?. . . . . .    43

     Are there any material legal proceedings affecting the
     Separate Account? . . . . . . . . . . . . . . . . . . . . . . . .    43

     Is Hartford relying on any experts as to any portion of
     this Prospectus?. . . . . . . . . . . . . . . . . . . . . . . . .    43

     How may I get additional information? . . . . . . . . . . . . . .    43

APPENDIX I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION. . . . . . .    50

                               GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT:  The person upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor or for payments for a designated period.

ANNUITY COMMENCEMENT DATE:  The date on which Annuity payments are to commence.

ANNUITY PERIOD:  The period following the commencement of Annuity payments.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) designated to receive Contract values in the event of the Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  The Securities and Exchange Commission.

CONTRACT OWNER:  The owner of the Contract, sometimes herein referred to as you.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the Contract or with any anniversary thereof.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: The Funds described commencing on page 32 of this Prospectus and any additional Funds which may be made available from time to time.

GENERAL ACCOUNT: The General Account of Hartford in which reserves are maintained for Fixed Annuities during the Annuity Period.

HARTFORD:  Hartford Life Insurance Company.

PREMIUM TAX:  A tax on premiums charged by a state or municipality.

PURCHASE PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Two".

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The value of the Contract upon its termination prior to the Annuity Commencement Date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ACCOUNT "A": A series of Hartford Life Insurance Company Separate Account Two.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.


                                  Hartford Life Insurance Company


                                 SUMMARY
                    Contract Owner Transaction Expense
                            (All Sub Accounts)
Sales Load Imposed on Purchases (as a percentage of premium payments) . . . . . . .   None
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $0
Deferred Sales Load (as a percentage of amounts withdrawn)
     First Year (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6%
     Second Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5%
     Third Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4%
     Fourth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3%
     Fifth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2%
     Sixth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1%
     Seventh Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0%
     Eighth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0%
Annual Contract Fee(2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $25
Annual Expenses  Separate Account (as a percentage of average account value)
     Mortality and Expense Risk . . . . . . . . . . . . . . . . . . . . . . . . . . . 1000%



                           Annual Fund Operating Expense
                          (as a percentage of net assets)

                                                                                              Total Fund
                                                                Management       Other        Operating
                                                                   Fees         Expenses       Expenses
                                                                   ----         --------       --------
Hartford Bond Fund. . . . . . . . . . . . . . . . . . .           0490%          0020%          0510%
Hartford Stock Fund . . . . . . . . . . . . . . . . . .           0430%          0020%          0450%
Hartford Money Market Fund. . . . . . . . . . . . . . .           0425%          0015%          0440%
Hartford Advisers Fund. . . . . . . . . . . . . . . . .           0610%          0020%          0630%
Hartford Capital Appreciation Fund. . . . . . . . . . .           0620%          0020%          0640%
Hartford Mortgage Securities Fund . . . . . . . . . . .           0425%          0025%          0450%
Hartford Index Fund . . . . . . . . . . . . . . . . . .           0375%          0015%          0390%
Hartford International Opportunities Fund . . . . . . .           0680%          0090%          0770%
Hartford Dividend & Gowth Opportunities Fund. . . . . .           0660%          0020%          0680%
Hartford International Advisers Fund. . . . . . . . . .           0750%          0120%          0870%
Hartford MidCap Fund. . . . . . . . . . . . . . . . . .           0750%          0040%          0790%
Hartford Small Company Fund . . . . . . . . . . . . . .           0750%          0020%          0770%
Hartford  Growth and Income Fund(4) . . . . . . . . . .           0520%          0150%          0670%

-----------------------------------
(1)  Length of time from premium payment

(2) The annual contract fee is a single $25 charge on a Contract It is deducted proportionally from the investment options in use at the time of the charge Pursuant to requirements of the 1940 Act, the policy fees has been reflected in theExamples by a method intended to show th eaverage impact of the policy fee on an investment in the Separate Account The Policy Fee is deducted only when the accumulated value is $50,000 or less In the Example, the annual contract fee is approximated as a 006% annual asset charge based on the experience of the Contracts

(3) Hartford MidCap Fund is a new Fund: Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year,
(4) Hartford Growth and Income Fund is a new Fund. Operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year HL Investment Advsiors, Inc has agreed to waive its fees for the Growth and Income Fund until the assets of the Fund (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc) frist reach $20 million Absent this waiver, the investment advisory fee would be 0575% annually and total fund operating expense ratio would be 0900% (annualized).

                                 Hartford Life Insurance Company  Director Variable Annuity

EXAMPLE

                                                   If you surrender your contract at       If you annuitize at the end of the
                                                   the end of the applicable time period:  applicable time period:
                                                   You would pay the following expenses    You would pay the following expenses
                                                   on a $1,000 investment, assuming a 5%   on a $1,000 investment, assuming a 5%
                                                   annual return on assets:                annual return on assets:

SubAccount                                         1 year   3 years   5 years  10 years    1 year   3 years   5 years  10 years
Hartford Bond Fund. . . . . . . . . . . . . .       $70       $88      $106      $187       $15       $49       $85       186
Hartford Stock Fund . . . . . . . . . . . . .        69        86       102       180        15        47        82       179
Hartford Money Market Fund. . . . . . . . . .        69        85       102       179        15        47        81       178
Hartford Advisers Fund. . . . . . . . . . . .        71        91       112       200        17        53        91       199
Hartford Capital Appreciation Fund. . . . . .        71        92       112       201        17        53        92       200
Hartford Mortgage Securities Fund . . . . . .        69        86       102       180        15        47        82       179
Hartford Index Fund . . . . . . . . . . . . .        69        84        99       173        14        45        79       173
Hartford International Opportunities Fund . .        73        96       119       215        18        57        99       215
Hartford Dividend & Growth Fund . . . . . . .        72        93       115       205        17        54        94       205
Hartford International Advisers Fund. . . . .        74        99       125       226        19        60       104       225
Hartford MidCap Fund. . . . . . . . . . . . .        73        96       n/a       n/a        18        58       n/a       n/a
Hartford Small Company  Fund. . . . . . . . .        73        96       119       215        18        57        99       215
Hartford Growth and Income Fund . . . . . . .        72        93       n/a       n/a        17        54       n/a       n/a


                                                   If you do not surrender your
                                                   contract:
                                                   You would pay the following expenses
                                                   on a $1,000 investment, assuming a 5%
                                                   annual return on assets:

SubAccount                                         1 year   3 years   5 years  10 years
Hartford Bond Fund. . . . . . . . . . . . . .       $16       $50       $86       187
Hartford Stock Fund . . . . . . . . . . . . .        15        48        82       180
Hartford Money Market Fund. . . . . . . . . .        15        47        82       179
Hartford Advisers Fund. . . . . . . . . . . .        17        53        92       200
Hartford Capital Appreciation Fund. . . . . .        17        54        92       201
Hartford Mortgage Securities Fund . . . . . .        15        48        82       180
Hartford Index Fund . . . . . . . . . . . . .        15        46        79       173
Hartford International Opportunities Fund . .        19        58        99       215
Hartford Dividend & Growth Fund . . . . . . .        18        55        95       205
Hartford International Advisers Fund. . . . .        20        61       105       226
Hartford MidCap Fund. . . . . . . . . . . . .        19        58       n/a       n/a
Hartford Small Company  Fund. . . . . . . . .        19        58        99       215
Hartford Growth and Income Fund . . . . . . .        18        55       n/a       n/a

The purpose of this table is to assist the contract owner in understanding various costs and expenses that a contract owner will bear directly or indirectly The table reflects expenses of the Separate Account and underlying Funds
Premium taxes may also be applicable
     This EXAMPLE should not be considered a representation of passed or future expenses and actual expenses may be greater or less than those shown

Director One
Hartford Life Insurance Company Separate Account Two

     ACCUMULATION UNIT VALUES
     (For an accumulation unit outstanding throughout the period)

The following information, insofar as it relates to the period ended December 31, 1997, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus

                                                                                            Year Ended December 31,
                                                                    ------------------------------------------------------------
                                                                     6/1998     1997      1996      1995      1994      1993
                                                                     ------     ----      ----      ----      ----      ----
BOND FUND SUB-ACCOUNT - NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  4023   $  3649   $  3560   $  3035   $  3191   $  2924
Accumulation unit value at end of period. . . . . . . . . .         $  4174   $  4023   $  3649   $  3560   $  3035   $  3191
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           1,961     1,879     2,005     2,377     2,747     3,449
BOND FUND SUB-ACCOUNT - QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  4085   $  3705   $  3615   $  3082   $  3240   $  2969
Accumulation unit value at end of period. . . . . . . . . .         $  4238   $  4085   $  3705   $  3615   $  3082   $  3240
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             232       276       286       331       387       493
STOCK FUND SUB-ACCOUNT  NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  8493   $  6530   $  5303   $  3994   $  4112   $  3633
Accumulation unit value at end of period. . . . . . . . . .         $ 10256   $  8493   $  6530   $  5303   $  3994   $  4112
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           3,090     3,173     3,407     4,081     3,744     4,033
STOCK FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  8882   $  6829   $  5546   $  4177   $  4301   $  3799
Accumulation unit value at end of period. . . . . . . . . .         $ 10726   $  8882   $  6829   $  5546   $  4177   $  4301
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             826       848       830       940     1,015     1,043
MONEY MARKET FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  2572   $  2466   $  2369   $  2262   $  2198   $  2157
Accumulation unit value at end of period. . . . . . . . . .         $  2626   $  2572   $  2466   $  2369   $  2262   $  2198
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .          11,980    12,010    13,211    10,105    14,167    15,270
MONEY MARKET FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  2571   $  2465   $  2368   $  2261   $  2197   $  2156
Accumulation unit value at end of period. . . . . . . . . .         $  2626   $  2571   $  2465   $  2368   $  2261   $  2197
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             781       979     1,362     1,178     1,194     1,160
ADVISERS FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  5351   $  4341   $  3761   $  2960   $  3074   $  2766
Accumulation unit value at end of period. . . . . . . . . .         $  6147   $  5351   $  4341   $  3761   $  2960   $  3074
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .          10,575    11,223    12,469    13,796    15,417    17,371
ADVISERS FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  5351   $  4341   $  3761   $  2960   $  3074   $  2766
Accumulation unit value at end of period. . . . . . . . . .         $  6147   $  5351   $  4341   $  3761   $  2960   $  3074
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           3,286     3,353     3,531     4,045     4,661     5,005
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  8151   $  6729   $  5631   $  4367   $  4303   $  3598
Accumulation unit value at end of period. . . . . . . . . .         $  9069   $  8151   $  6729   $  5631   $  4367   $  4303
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           2,040     2,279     2,634     3,859     2,983     3,032
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  8154   $  6732   $  5633   $  4369   $  4305   $  3599
Accumulation unit value at end of period. . . . . . . . . .         $  9073   $  8154   $  6732   $  5633   $  4369   $  4305
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             833       859       888       891       938     1,026
MORTGAGE SECURITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  2692   $  2495   $  2398   $  2085   $  2140   $  2033
Accumulation unit value at end of period. . . . . . . . . .         $  2769   $  2692   $  2495   $  2398   $  2085   $  2140
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           6,249     6,914     8,165     9,957    11,297    14,186
MORTGAGE SECURITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  2692   $  2495   $  2398   $  2085   $  2140   $  2033
Accumulation unit value at end of period. . . . . . . . . .         $  2769   $  2692   $  2495   $  2398   $  2085   $  2140
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             635       695       755     1,001     1,432     2,005
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  1497   $  1507   $  1348   $  1195   $  1230   $  0929
Accumulation unit value at end of period. . . . . . . . . .         $  1739   $  1497   $  1507   $  1348   $  1195   $  1230
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             239       314       374       403       557       410
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .         $  1497   $  1507   $  1348   $  1195   $  1230   $  0929
Accumulation unit value at end of period. . . . . . . . . .         $  1739   $  1497   $  1507   $  1348   $  1195   $  1230
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           1,472     1,518     1,951     1,765     2,439     1,473
DIVIDEND & GROWTH FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  2170   $  1661   $  1366   $  1011   $     -         -
Accumulation unit value at end of period. . . . . . . . . .         $  2395   $  2170   $  1661   $  1366   $  1011         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           1,823     1,710     1,241       665       335         -
DIVIDEND & GROWTH FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  2170   $  1662   $  1366   $  1011   $     -         -
Accumulation unit value at end of period. . . . . . . . . .         $  2395   $  2170   $  1662   $  1366   $  1011         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             448       391       291        61        37         -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1328   $  1271   $  1149   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1489   $  1328   $  1271   $  1149         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             187       223       348        30         -         -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1328   $  1271   $  1149   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1489   $  1328   $  1271   $  1149         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .              19        37        19        10         -         -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1472   $  1121   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1721   $  1472   $  1121   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             746       557       106         0         -         -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1472   $  1121   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1721   $  1472   $  1121   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             147       103        39         0         -         -
SMALL COMPANY  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1251   $  1067   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1355   $  1251   $  1067   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             426       377       110         0         -         -
SMALL COMPANY  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1251   $  1067   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1355   $  1251   $  1067   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             129       100        10         0         -         -
MIDCAP FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1098   $     -   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1285   $  1098   $     -   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .             126        34         -         0         -         -
MIDCAP  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .         $  1098   $     -   $     -   $     -         -         -
Accumulation unit value at end of period. . . . . . . . . .         $  1285   $  1098   $     -   $     -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .              14        12         -         0         -         -


                                                                                          Year Ended December 31,
                                                                -------------------------------------------------------------------
                                                                  1992      1991      1990      1989      1988      1987      1986
                                                                  ----      ----      ----      ----      ----      ----      ----
BOND FUND SUB-ACCOUNT - NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2798   $  2270   $  2261   $  2037   $  1912   $  1932   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  2924   $  2798   $  2270   $  2261   $  2037   $  1913   $  1932
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       3,618     4,101     4,099     5,021     5,670     6,927     9,698
BOND FUND SUB-ACCOUNT - QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2842   $  2465   $  2296   $  2069   $  1942   $  1962   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  2969   $  2842   $  2465   $  2296   $  2069   $  1942   $  1962
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .         557       598       741       764     1,217       877     1,157
STOCK FUND SUB-ACCOUNT  NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  3334   $  2702   $  2840   $  2275   $  1931   $  1851   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  3633   $  3334   $  2702   $  2840   $  2275   $  1931   $  1851
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       4,383     4,389     4,551     5,298     5,948     7,728     7,980
STOCK FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  3487   $  2826   $  2970   $  2379   $  2020   $  1936   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  3799   $  3487   $  2826   $  2970   $  2380   $  2020   $  1936
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .         985     1,110     1,013     1,315     1,268     1,921     1,608
MONEY MARKET FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2102   $  2002   $  1871   $  1731   $  1628   $  1544   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  2157   $  2102   $  2002   $  1871   $  1731   $  1628   $  1544
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .      19,145    25,059    31,519    32,349    35,576    40,613    39,728
MONEY MARKET FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2101   $  2001   $  1870   $  1730   $  1628   $  1544   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  2156   $  2101   $  2001   $  1870   $  1731   $  1628   $  1544
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       2,542     3,959     4,837     4,761     5,337     4,016     1,342
ADVISERS FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2579   $  2164   $  2159   $  1791   $  1585   $ 1510
Accumulation unit value at end of period. . . . . . . . . .     $  2766   $  2579   $  2164   $  2159   $  1791   $  1585   $  1510
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .      18,273    19,355    21,074    23,782    25,816    31,606    26,453
ADVISERS FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  2579   $  2164   $  2159   $  1791   $  1585  $  1510
Accumulation unit value at end of period. . . . . . . . . .     $  2766   $  2579   $  2164   $  2159   $  1791  $   1585   $  1510
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       5,231     5,513     6,012     7,020     7,627    10,231     8,764
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  3106   $  2036   $  2308   $  1878   $  1503  $  1588
Accumulation unit value at end of period. . . . . . . . . .     $  3598   $  3106   $  2036   $  2308   $  1878   $  1503   $  1588
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       3,803     3,521     2,204     4,038     2,655     3,235     3,957
CAPITAL APPRECIATION GROWTH FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  3107   $  2037   $  2309   $  1879   $  1503  $  1588
Accumulation unit value at end of period. . . . . . . . . .     $  3599   $  3107   $  2037   $  2309   $  1879   $  1503   $  1588
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .         859       915       793       992     1,041     1,436     1,831
MORTGAGE SECURITIES FUND SUB-ACCOUNT NON-QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  1963   $  1728   $  1591   $  1420   $  1323  $  1302
Accumulation unit value at end of period. . . . . . . . . .     $  2033   $  1963   $  1728   $  1591   $  1420   $  1323   $  1302
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .      17,449    20,875    23,365    26,763    32,866    38,214    55,175
MORTGAGE SECURITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  1963   $  1728   $  1591   $  1420   $  1323  $  1302
Accumulation unit value at end of period. . . . . . . . . .     $  2033   $  1963   $  1728   $  1591   $  1420   $  1323   $  1302
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .       3,646     4,104     4,668     5,094     5,678     5,978     8,895
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT NON- QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  0982   $  0878   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  0929   $  0982   $  0878         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .         174       105        33         -         -         -         -
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT QUALIFIED
Accumulation unit value at beginning of period. . . . . . .     $  0982   $  0878   $     -
Accumulation unit value at end of period. . . . . . . . . .     $  0929   $  0982   $  0878         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .         254       127        34         -         -         -         -
DIVIDEND & GROWTH FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
DIVIDEND & GROWTH FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (NON-QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
INDEX FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
SMALL COMPANY  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
SMALL COMPANY  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
MIDCAP FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -
MIDCAP  FUND SUB-ACCOUNT (QUALIFIED)
Accumulation unit value at beginning of period. . . . . . .           -         -         -         -         -         -         -
Accumulation unit value at end of period. . . . . . . . . .           -         -         -         -         -         -         -
Number accumulation units outstanding at end of period
  (in thousands). . . . . . . . . . . . . . . . . . . . . .           -         -         -         -         -         -         -



(a) Inception date August 1, 1986
(b) Inception date May 1, 1987
(c) Inception date July 2, 1990
(d) Inception date March 8, 1994
(e) Inception date March 1, 1995
(f) Inception date August 9, 1996
(g) Inception date July 15, 1997

                                       SUMMARY

A.   CONTRACTS OFFERED

     Individual and group tax-deferred variable annuity Contracts (see "C. Taxation of Annuities in General," page 37). The Contracts are purchased by completing an application and submitting it to Hartford for its approval. A Contract Owner may at any time, within 10 days of delivery of a Contract sold hereunder, return the Contract to Hartford at its Home Office and the value of the Contract (without deduction for any charges normally assessed thereunder) will be refunded. The Contract Owner bears the investment risk during such 10 day period (see "How is my Purchase Payment credited?" page 21).

B.   ELIGIBLE PURCHASERS

     Any individual or any trustee or custodian for a retirement plan which qualifies for special federal tax treatment under the Internal Revenue Code (see "Federal Tax Considerations" commencing on page 35 and Appendix I commencing on page 44).

C.   MINIMUM PURCHASE AMOUNT

     Generally, $1,000 for each Contract Year a Purchase Payment is made. (See "What size Purchase Payments must I make?" page 22).

D.   UNDERLYING INVESTMENTS FOR CONTRACTS

     The investment options are the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Bond Fund, Hartford Mortgage Securities Fund, Hartford Stock Fund, Hartford Money Market Fund, Hartford Index Fund, Hartford Dividend & Growth Fund, Hartford International Advisers Fund, Hartford MidCap Fund, Hartford Small Company Fund and Hartford Growth and Income Fund and such other funds as shall be offered from time to time.

E.   CHARGES UNDER THE CONTRACTS

     1.   SALES EXPENSES

          There is no deduction for sales expenses from a Purchase Payment. Withdrawal of amounts held under a Contract may be subject to a contingent deferred sales charge in a maximum amount of 6% of the amount withdrawn. The rate of charge assessed against withdrawals declines by 1% each year.

          The maximum amount to which the contingent deferred sales charges may be applied, in any event, will not exceed the aggregate amount of the Purchase Payments made to a Contract. (See "Charges Under the Contract" commencing on page 29.) In the event of death of the Annuitant no such charges will be deducted. Additionally, no such charges are payable if payments are made under an Annuity option provided for in the Contract. (See "Is there ever a time when the sales charges do not apply?" commencing on page 29.)

     2.   WITHDRAWAL FEATURE

          After the first Contract Year the contingent deferred sales charge shall not be applied to withdrawals of up to 10% per year of the Purchase Payments made to a Contract. Certain plans or programs may have different withdrawal privileges. (See "Is there ever a time when sales charges do not apply?" commencing on page 29.)

     3.   ANNUAL MAINTENANCE FEE

          The Contracts provide for an administrative charge to be deducted from the value of the Contract in the amount of $25.00 each Contract Year. Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this fee. (See "Are there any administrative charges?" commencing on page 31.)

     4.   MORTALITY AND EXPENSE RISKS

          For assuming the mortality and expense risks under the Contracts, Hartford will make a 1.00% per annum charge against all Contract values held in the Separate Account (See "What is the mortality and expense risk charge?" commencing on page 30.)

     5.   PREMIUM TAXES

          A deduction will be made for premium taxes for Contracts sold in certain states. The range is generally between 0% and 4.00%. (See "How much are the deductions for premium taxes?" commencing on page 31.)

     6.   CHARGES BY THE FUNDS

          The Funds are subject to certain fees, charges and expenses (see the Prospectus for the Funds attached hereto).

F.   LIQUIDITY

     Subject to any applicable charges, the Contracts may be surrendered, or portions of the value such Contracts may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "How can a Contract be redeemed or surrendered?" commencing on page 24.)

G.   MINIMUM DEATH BENEFITS

     A minimum death benefit is provided in the event of death of the Annuitant or Contract Owner prior to the Annuitant's 75th birthday. (See "What would my Beneficiary receive as a death benefit?" commencing on page 23.)

H.   ANNUITY OPTIONS

     The Annuity Commencement Date will not normally be deferred beyond the Annuitant's 75th birthday. An Annuity Commencement Date beyond the Annuitant's 75th birthday is available under certain circumstances. If a Contract Owner does not elect otherwise, Annuity Payments will begin automatically at the Annuitant's age 75 under an option providing for a life annuity with 120 monthly payments certain (see "How do I elect an Annuity Commencement Date and Form of Annuity?" commencing on page 26). However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

I.   VOTING RIGHTS OF CONTRACT OWNERS

     Contract Owners will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford (see "What are my voting rights?" commencing on page 42).

                                     INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing an individual or group tax-deferred variable annuity Contract offered by Hartford in Variable Account "A", a series of Separate Account Two. The Contracts do not allow for contributions to the General Account during the Accumulation Period. However, during the Annuity Period you may select a Fixed Annuity. This Prospectus describes only the elements of the Contracts pertaining to the Separate Account except where reference to the General Account is specifically made. Please read the Glossary of Special Terms on pages 2 and 3 prior to reading this Prospectus to familiarize yourself with the terms being used.

                         VARIABLE ACCOUNT "A" CONTRACT AND
                       SEPARATE ACCOUNT TWO SEPARATE ACCOUNT

What are the Variable Account "A" Contracts?

     The Contract is an individual or group tax-deferred variable annuity Contract designed for retirement planning purposes. There are no deductions from your Purchase Payments (except for premium taxes, if applicable) so your entire Purchase Payment is put to work in the investment Sub-Account(s) of your choice. Currently, there are thirteen Sub-Accounts, each investing in a different underlying Fund with its own distinct investment objectives. More Sub-Accounts may be made available by Hartford at a later time. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and determine the percentage of your Purchase Payment that is put into each Sub-Account. You may also transfer assets among the Sub-Accounts so that your investment program meets your specific needs over time. There are some limitations on the amounts in each Sub-Account. These limitations are described later in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.

     Generally, the Contract contains the five optional Annuity forms described later in this Prospectus. Options 2, 3 and 5 are available with respect to Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the Annuity table then in use by Hartford.

     The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not normally be deferred beyond the Annuitant's 75th birthday. An Annuity Commencement Date beyond the Annuitant's 75th birthday is available under certain circumstances.

     The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. If you do not elect otherwise, payments will automatically begin at the Annuitant's age 75 under Option 2 with 120 monthly payments certain.

     When an Annuity is effected under a Contract, unless otherwise specified, variable values will be applied to provide a Variable Annuity based on Contract values as they are held in the various Sub-Accounts under the Contracts. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. You should consider the question of allocation of Contract values among Sub-Accounts of the Separate Account and the General Account of Hartford to make certain that Annuity payments are based on the investment alternative best suited to your needs for retirement. The Contract allows the Contract Owner to change the Sub-Accounts on which payments are based after payments have commenced. This important feature means you are no longer required to pick a set of investment objectives in advance and hope they remain valid for the rest of your life.

     If at any time payments of a Variable or a Fixed Annuity are or become less than $20.00 per payment, Hartford has the right to change the frequency of payment to such intervals as will result in Annuity payments of at least $20.00.

Who can buy these Contracts?

     The individual and group variable annuity Contracts offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an employer, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code, including plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962 as amended, "H.R. 10"; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; annuity purchase plans adopted according to Section 408 of the Internal Revenue Code, including employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").

What is the Separate Account and how does it operate?

     The Separate Account was established on June 2, 1986, in accordance with authorization by the Board of Directors of Hartford (On March 31, 1988, Variable Account "A" was transferred to Separate Account Two and became a series thereof.) It is the separate account in which Hartford sets aside and invests the assets attributable to the Contracts sold under this

     Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Hartford.

     Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Also, in accordance with the Contracts, the assets in the Separate Account attributable to Contracts participating in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.

     Your investment is allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Net Purchase Payments and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

     Hartford does not guarantee the investment results of the Sub-Accounts or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Purchase Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Fund Prospectus.

     Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives.

     The Separate Account may be subject to liabilities arising from series whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

May I transfer assets between Sub-Accounts?

     Yes, you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge, subject to the terms and conditions of the Contracts. Transfers by telephone may be made by calling
     (800) 862-6668.

     The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

     Transfers between the Sub-Accounts may be made both before and after Annuity payments commence provided that, the minimum allocation to any Sub-Account may not be less than $300.

                             OPERATION OF THE CONTRACT

How is my Purchase Payment credited?

     The balance of each Purchase Payment remaining after the deduction of any applicable premium tax is credited to your Contract within two business days of receipt of a properly completed application and the Purchase Payment by Hartford. It will be credited to the Sub-Account(s) in accordance with your written election. If your application or other information is incomplete when received, the balance of each Purchase Payment, after deduction of any applicable premium tax, will be credited to the Sub-Account(s) elected within five business days of receipt. If the initial Purchase Payment is not credited within five business days, the Purchase Payment will be immediately returned unless you have been informed of the delay and request that the Purchase Payment not be returned.

     The number of accumulation units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Purchase Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

What size Purchase Payments must I make?

     The minimum initial Purchase Payment is $2,000. Thereafter, the minimum aggregate Purchase Payments for each Contract Year a Purchase Payment is made is $2,000, subject to the requirement that no payment during a Contract Year may be less than $500 and no amount contributed to a Sub-Account under a Contract may be less than $300.

What if I am not satisfied with my purchase?

     If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the sum of (i) the difference between the Purchase Payment and the amounts allocated to the Separate Account under the Contract and (ii) the value of the Contract on the date of surrender attributable to the amounts so allocated. You bear the investment risk during such ten day period.

May I assign or transfer my Contract?

     Ownership of the Contracts described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities in General - Non-Tax Qualified Purchasers" commencing on page 37.)

How do I know what my Contract is worth?

     The value of your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values and the total value of your Contract.

How is the Accumulation Unit value determined?

     The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending.
     You should refer to the Prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract.

How are the underlying Fund shares valued?

     The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of the Funds.

                                 PAYMENT OF BENEFITS

What would my Beneficiary receive as a death benefit?

     The Contracts provide that in the event the Annuitant or Contract Owner dies before the selected Annuity Commencement Date or the Annuitant's age 75 (whichever occurs first) the Minimum Death Benefit payable on such Contract will be the greater of (a) the Termination Value of the Contract determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Purchase Payments made to such Contract, reduced by any prior surrenders.

     The Minimum Death Benefit may be taken by the Beneficiary in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, the Beneficiary may elect that the amount be applied under any one of the optional Annuity forms (see "What are the available Annuity options under the Contracts?" commencing on page 26) provided however, that in the event of the Contract Owner's death the Annuity form must provide that any amount payable as a Death Benefit must be distributed within 5 years of the date of death or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. Such selection must be made prior to a lump sum settlement with Hartford and within one year after the death of such person by written notice to Hartford. The proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments.

     For a discussion of the manner in which Variable Annuity payments are determined and may vary from month to month after retirement, see "How are Variable Annuity payments determined?" commencing on page 28.

How can a Contract be redeemed or surrendered?

     At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part.

     In the event of a complete surrender of the Contract Owner's interest under a Contract, after deduction of the Annual Maintenance Fee, the following options shall be available:

     1. The Termination Value of the Contract may be applied to provide for Fixed or Variable Annuity payments or a combination thereof commencing immediately under the selected Annuity option.

     2. The Termination Value of the Contract may, subject to any applicable deduction for contingent deferred sales charges be taken in the form of a lump sum cash settlement. The amount received will be determined by the value of the Contract next computed after receipt by Hartford of a written request for complete surrender. The value of the Contract may be more or less than the amount of the Purchase Payments made to the Contract.

     3. You may, subject to any applicable contingent deferred sales charges, make a partial withdrawal from the Contract and receive the amount requested as determined by the value of the Contract next computed after receipt by Hartford of a written request for a partial surrender at its home office, P.O. Box 2999, Hartford, CT 06104-2999. In requesting a partial withdrawal you should specify the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal will be effected on a pro rata basis. Any partial surrender request which results in less than $1,000 in value being left in the Contract shall be treated as a request for a full surrender of the Contract.

     THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2,
     (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED, OR (E) EXPERIENCED FINANCIAL HARDSHIP.

     DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP ON SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.
     HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX

     PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.

     ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 35.)

     Payment on any request for a full or partial surrender will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its home office, P.O. Box 2999, Hartford, CT 06104-2999.

Can payment of a redemption, surrender or death benefit ever be postponed beyond the seven day period?

     Yes. There may be postponement whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

May I surrender once Annuity payments have started?

     No. Surrenders are not permitted after Annuity payments commence EXCEPT when payments for a designated period are selected as the Annuity option.

May I reinvest after a redemption?

     If you have redeemed the value of your Contract in full, you have the right to reinvest, within 30 days of such redemption, the full proceeds of any such redemption and effect a reinstatement of your original Contract. Any amounts deducted because of the contingent deferred sales charge will be redeposited to the account. This reinvestment privilege is not available if you have previously exercised the privilege. You should also be aware that the original redemption may have income tax and/or tax penalty implications. (See "Federal Tax Considerations," commencing on page 35.)

How do I elect an Annuity Commencement Date and form of Annuity?

     You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not normally be deferred beyond the Annuitant's 75th birthday. An Annuity Commencement Date beyond the Annuitant's 75th birthday is available under certain circumstances.

     The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin.

     The Contract contains the five optional Annuity forms described below. Options 2, 3 and 5 are available with respect to Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the annuity table then in use by Hartford. If you do not elect otherwise, payments will automatically begin at the Annuitant's age 75 under Option 2 with 120 monthly payments certain in most states. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.

     When an Annuity is effected under a Contract, unless otherwise specified, variable values will be applied to provide a Variable Annuity based on Contract values as they are held in the various Sub-Accounts under the Contracts. You should consider the question of allocation of Contract values among Sub-Accounts of the Separate Account and the General Account of Hartford to make certain that Annuity payments are based on the investment alternative best suited to your needs for retirement.

What is the minimum amount that I may select for an Annuity payment?

     The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

What are the available Annuity options under the Contracts?

     Option 1:  Life Annuity

     A Life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

     *Option 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

     This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Annuitant's death, at the current dollar amount of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated.

     *Option 3:  Unit Refund Life Annuity

     This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) over
     (b) where (a) is the total amount applied under the option at the Annuity Commencement Date divided by the Annuity Unit value at the Annuity Commencement Date and (b) is the number of Annuity Units represented by each monthly Annuity payment made times the number of Annuity payments made.

     The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by HARTFORD.

     Option 4:  Joint and Last Survivor Annuity

     An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

     It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

     *Option 5:  Payments for a Designated Period

     An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the current value of the Contract.

     In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated.

     Option 5 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made during the Accumulation Period for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

     *On Qualified Plans, Options 2, 3 and 5 are available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

--------------------------------------------------------------------------------
     Under any of the Annuity options above, excluding Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.
--------------------------------------------------------------------------------

     Hartford may offer other annuity options from time to time.

How are Variable Annuity payments determined?

     The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation Unit value determined?" commencing on page 22) for the day for which the Annuity Unit value is being calculated, and (2) 0.999892 (a factor to neutralize the assumed net investment rate of 4.00% per annum discussed below).

     When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

     The Contract contains tables indicating the dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form of Annuity selected. The Contract contains Annuity tables derived from the 1971 Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment, fixed and variable, is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable premium taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

     The 4.00% interest rate assumed in the mortality tables would produce level Annuity payments if the net investment rate remained constant at 4.00%. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from 4.00%. A higher assumed interest rate may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a 4.00% interest rate assumption. An alternate A.I.R. of 5.00% is available on an optional basis.

     The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

     The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

                             CHARGES UNDER THE CONTRACT

How are the sales charges under the Contracts made?

     No deduction is made for sales charges at the time a Purchase Payment is allocated to the Separate Account and the Sub-Accounts thereunder. Contingent deferred sales charges on Contracts will be assessed against any partial surrender or Contract redemptions at the rate of six percent (6%) during the Contract Year the Purchase Payment attributable to such values is made, reducing by one percent (1%) each Contract Year thereafter. For this purpose, Purchase Payments are deemed withdrawn first. Additionally, Purchase Payments are deemed surrendered in the order in which they were received. The maximum amount to which the contingent deferred sales charges may be applied, in any event, will not exceed the aggregate amount of the Purchase Payments made to a Contract.

     In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal of $1,000 and the applicable sales load is 6%. Your Sub-Account(s) will be reduced by $1,000 and you will receive $940 (i.e., the $1,000 total withdrawal less the 6% sales charge). This is the method applicable on a full surrender of your Contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales charge is 6%. Your Sub-Account(s) will be reduced by $1,063.83 (i.e., a total withdrawal of $1,063.83 which results in a $63.83 sales charge ($1,063.83 x 6%) and a net amount paid to you of $1,000 as requested).

Is there ever a time when the sales charges do not apply?

     Yes. After the Contract has been in force for a full Contract Year, a Contract Owner may make a single partial surrender of Contract values of up to 10% each Contract Year (on a non-cumulative basis) of the Purchase Payments made under the Contract without the application of the contingent deferred sales charge described above. Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be taken first from Contract Values other than Purchase Payments and then from Purchase Payments. Any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are operable with respect to Contract Purchase Payments will be subject to the appropriate charge as set forth above. Purchase Payments will be deemed to be surrendered in the order in which they were received.

     No contingent deferred sales charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option provided for under the Contract.

What do the sales charges cover?

     The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the Contracts will not exceed 4.50% of a Purchase Payment. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus.

What is the mortality and expense risk charge?

     Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.

     For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.00% per annum against all Contract values held in the Separate Account (estimated at 0.85% for mortality and 0.15% for expense). Such charges may not be changed on existing Contracts. Hartford reserves the right to increase these and other charges subject to Security and Exchange Commission approval on future Contracts which it may issue with respect to the Separate Account, provided, however, that such charges shall not exceed 1.50% per annum in any event.

     The mortality undertakings provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the Annuity table and other provisions contained in the Contract) to Contract Owners regardless of how long a Contract Owner may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the Contract.

     The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. In that event, a loss will fall on Hartford. Also, in the event of the death of an Annuitant or Contract Owner prior to the Annuitant's age 75 or the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the Minimum Death Benefit.

     In providing an expense undertaking, Hartford assumes the risk that the contingent deferred deductions for sales expenses and the Annual Maintenance Fee for maintaining the Contracts prior to retirement may be insufficient to cover the actual cost of providing such items.

Are there any administrative charges?

     Each year, on the anniversary of the Contract, Hartford will deduct an Annual Maintenance Fee, if applicable, from the value of the Contract to reimburse it for expenses relating to the maintenance of the Contract and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract values are surrendered. The Annual Maintenance Fee is $25.00 per Contract Year. The deduction will be made pro rata from each Sub-Account under a Contract.

How much are the deductions for premium taxes?

     A deduction is also made for premium tax, if applicable. Certain states impose a premium tax, ranging up to 4.00% upon annuity considerations received by insurance companies. On any Contract subject to a premium tax, the tax will be deducted, as provided under applicable law, either from the Purchase Payment when received or from the amount applied to effect an Annuity at the time Annuity payments commence.

     On August 4, 1991, the Pennsylvania General Assembly passed a law which imposes a 2% premium tax on all non-qualified annuity premium received after July 1, 1991. Hartford will collect a 2% premium tax on surrenders up to the amount of total premium paid, on all death benefit payments up to the total amount of premium paid, and on all annuitization payments up to the total amount of premium paid, on Contracts where the annuity premium was originally received from residents of the state of Pennsylvania.

                   HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS

What is Hartford?

     Hartford is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address if P. O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                   HARTFORD RATINGS

------------------------------------------------------------------------------
     Rating Agency          Effective       Rating          Basis of Rating
                         Date of Rating
------------------------------------------------------------------------------
A.M. Best and Company,      9/9/97           A+        Financial soundness and
Inc.                                                   Operating performance
------------------------------------------------------------------------------
Standard and Poor's        1/23/98           AA        Claims paying ability
------------------------------------------------------------------------------
Duff & Phelps              1/23/98           AA+       Claims paying ability
------------------------------------------------------------------------------

What are the Funds?

     The Funds are available only to serve as the underlying investment for the variable annuity Contracts and for the variable life insurance Contracts issued by Hartford. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.

     Wellington Management Company, LLP serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford MidCap Fund, Hartford Small Company Fund, Hartford Stock Fund and Hartford Growth and Income Fund.

     In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.



     A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' Prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states and to all contract versions. In some cases, your contract may have to be amended to add certain funds. Please contact Hartford or your registered representative for further information.



     The investment objectives of each of the Funds are as follows:

     HARTFORD ADVISERS HLS FUND, INC.

     To achieve maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments. The investment adviser will vary the investments of the Fund among equity and debt securities and money market instruments depending upon its analysis of market trends. Total rate of return consists of current income, including dividends, interest and discount accruals and capital appreciation.

     HARTFORD BOND HLS FUND, INC.

     To achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

     HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

     To achieve growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.

     HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

     Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

     HARTFORD GROWTH AND INCOME HLS FUND

     Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.

     HARTFORD INDEX HLS FUND, INC.

     Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Porrt'' 500 Composite Stock Price Index.*

     HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.

     Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will eb traded in non-U.S. markets.

     HARTFORD MIDCAP HLS FUND, INC.

     Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.

     HARTFORD MONEY MARKET HLS FUND, INC.

     To achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.

     HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

     To achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities issued by the Government National Mortgage Association ("GNMA").

     HARTFORD SMALL COMPANY HLS FUND, INC.

     Seeks growth of capital by investing primarily in equity securities on the basis of potential for capital appreciation.

     HARTFORD STOCK HLS FUND, INC.

     To achieve long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing in equity-type securities.

     * "STANDARD & POOR'S-REGISTERED TRADEMARK-, "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500." AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

     It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds.

     The Advisers Fund Sub-Account is not available under Contracts issued prior to May 2, 1983 unless separately applied for by a Contract Owner. The Capital Appreciation Fund Sub-Account is not available under Contracts issued prior to May 1, 1984 unless separately applied for by a Contract Owner. The Mortgage Securities Fund Sub-Account is not available under Contracts issued prior to January 15, 1985 unless separately applied for by a Contract Owner.

                             FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

     A.   GENERAL

     SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

     It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in the Appendix, commencing on page 44, is based on Hartford's understanding of current federal income tax laws as they are currently interpreted.

     B.   TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

     The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?" commencing on page 22.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

     No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

     C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED PLANS

     Section 72 of the Internal Revenue Code governs the taxation of annuities in general.

     1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated Qualified Plan and certain immediate annuities. A non-natural person which is a tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

          If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

     2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

          The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

          a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

               i. Total premium payments less prior withdrawals which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

               ii. When the value of the Contract (ignoring any surrender charges) exceeds the "investment in the contract," any amount surrendered which is less than or equal to the difference between such value of the Contract and the "investment in the contract" will be included in gross income.

               iii. When such value of the Contract is less than or equal to the "investment in the contract," any amount surrendered which is less than or equal to the "investment in the contract" shall be treated as a return of "investment in the contract" and will not be included in gross income.

               iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount surrendered which will be covered by the provisions in subparagraph
                      ii. or iii. above.

               v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount surrendered which will be covered by the provisions in subparagraph ii. or iii. above. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

          b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

               i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

               ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

               iii. Certain distributions, such as surrenders made after the Annuity Commencement Date, are not treated as annuity payments, and shall be included in gross income.

          c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

               Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

          d.   PENALTY -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
               PAYMENTS.

               i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

               ii. The penalty will not apply to the following distributions (exceptions vary based upon the precise plan involved):

                      1. Distributions made on or after the date the recipient
                         has attained the age of 592.

                      2. Distributions made on or after the death of the
                         Contract Holder or where the Contract Holder is not an individual, the death of the primary Annuitant.

                      3. Distributions attributable to a recipient's becoming
                         disabled.

                      4. A distribution that is part of a scheduled series of
                         substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

                      5. Distributions of amounts which are allocable to
                         "investments in the contract" made prior to August 14, 1982.

          e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

               If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount surrendered prior to the Annuity Commencement Date which does not exceed the portion of the "investment in the contract" (generally premiums paid into the prior Contract, less amounts deemed received) prior to August 14, 1982, shall not be included in gross income. In all other respects, the general provisions apply to distributions from such Contracts.

          f.   REQUIRED DISTRIBUTIONS IN THE EVENT OF CONTRACT OWNER'S DEATH.

               i. If any Contract Owner dies before the Annuity Commencement Date, the entire interest must be distributed within five years of the date of death; however, a portion or all of such interest may be payable to a designated Beneficiary over the life of such Beneficiary or for a period not extending beyond the life expectancy of such Beneficiary with payments starting within one year of the date of death.

               ii. If any Contract Owner or Annuitant dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, any remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of death.

               iii. If a spouse is designated as a Beneficiary at the time of the Contract Owner's death and there is a surviving Annuitant or Contingent Annuitant, then such spouse will be treated as the Contract Owner under subparagraph i. and
                      ii. above.

               iv. If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner under subparagraphs i. and ii. above. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

     3.   DIVERSIFICATION REQUIREMENTS.

          Section 817 of the Code provides that a variable annuity contract (other than certain contracts held in connection with a tax-qualified retirement arrangement) will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, require that no more than 55% of the assets of a mutual fund (such as the Hartford mutual funds) underlying a variable annuity contract, be invested in any one investment. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer.

D.   FEDERAL INCOME TAX WITHHOLDING

     The portion of a distribution which is taxable income to the recipient will be subject to Federal income tax withholding, pursuant to Section 3405 of the Internal Revenue Code. The application of this provision is summarized below:

     1.   NON-PERIODIC DISTRIBUTIONS

     The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

     2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

     The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.   GENERAL PROVISIONS AFFECTING TAX-QUALIFIED PLANS

     The Contract may be used for a number of qualified plans. If the contract is being purchased with respect to some form of Qualified Plan, please refer to Appendix I commencing on page 44 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

                                   MISCELLANEOUS

What are my voting rights?

     Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

     In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

Will other Contracts be participating in the Separate Account?

     In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual variable annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

How are the Contracts sold?

     Hartford Equity Sales Company, Inc. ("HESCO") currently serves as Principal Underwriter for the securities issued with respect to the Separate Account. Hartford Securities Distribution Company, Inc. ("HSD") will replace HESCO as principal underwriter upon approval by the Commission, the National Association of Securities Dealers, Inc. ("NASD") and applicable state regulatory authorities.

     Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as Hartford.

     The securities will be sold by salespersons of HESCO, and subsequently, HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with

     HESCO, and subsequently HSD.

     HESCO is registered with the Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD. HSD will be registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and will become a member of the NASD.

Who is the custodian of the Separate Account's assets?

     Hartford is the custodian of the Separate Account's assets.

Are there any material legal proceedings affecting the Separate Account?

     No.

Are you relying on any experts as to any portion of this Prospectus?

     The audited financial statements and financial statement schedules included in this Registration Statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance on the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

How may I get additional information?

     Inquiries will be answered by calling your representative or by writing:

          Hartford Life Insurance Company
          Attn:  Individual Annuity Services
          P.O. Box 5085
          Hartford, Connecticut  06102-5085
          Telephone:  (800) 862-6668 (Contract Owners)
                      (800) 862-7155 (Investment Consultants)

                                      APPENDIX I

                      INFORMATION REGARDING TAX QUALIFIED PLANS


THE TAX REFORM ACT OF 1986 AND THE TECHNICAL AND MISCELLANEOUS REVENUE ACT OF 1988 HAVE MADE SUBSTANTIAL CHANGES TO QUALIFIED PLANS. SOME OF THESE CHANGES WERE EFFECTIVE IN 1987 WHILE OTHERS WERE EFFECTIVE IN 1988. YOU SHOULD CONSULT YOUR TAX ADVISER TO FULLY ADDRESS ALL CHANGES OCCURRING AS A RESULT OF THE TAX REFORM ACT AND THE TECHNICAL AND MISCELLANEOUS ACT OF 1988 AND THEIR EFFECT ON QUALIFIED PLANS.

A.   Contributions

1.   Pension, Profit-Sharing and Simplified Employee Pension Plans

     Contributions to pension or profit-sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in
     Section 408(k)), which do not exceed certain limitations prescribed in the Code are fully tax-deductible to the employer. Such contributions are not currently taxable to the covered employees, and increases in the value of Contracts purchased with such contributions are not subject to taxation until received by the covered employees or their Beneficiaries in the form of Annuity payments or other distributions.

2. Tax-Deferred Annuity Plans for Public School Teachers and Employers and Employees of Certain Tax-Exempt Organizations

     Contributions to tax-deferred annuity plans (described in Section 403(a) and 403(b) of the Code) by employers are not includable within the employee's income to the extent those contributions do not exceed the lesser of $9,500 or the exclusion allowance. Generally, the exclusion allowance is equal to 20% of the employee's includable compensation for his most recent full year of employment multiplied by the number of years of his service, less the aggregate amount contributed by the employer for Annuity Contracts which were not included within the gross income of the employee for any prior taxable year. There are special provisions which may allow an employee of an educational institution, a hospital or a home health service agency to elect an overall limitation different from the limitation described above.

3. Deferred Compensation Plans for Tax-Exempt Organizations and State and Local Governments

     Employees may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's Plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (25% of gross compensation) or $7,500, whichever is less. The plan may also provide for additional contributions during the three taxable years ending before normal retirement age of a Participant for a total of up to $15,000 per year for such three years.

     An employee electing to participate in a plan should understand that his rights and benefits are governed strictly by the terms of the plan, that he is in fact a general creditor of the employer under the terms of the plan, that the employer is legal owner of any Contract issued with respect to the plan and that the employer as owner of the Contract(s) retains all voting and redemption rights which may accrue to the Contract(s) issued with respect to the plan. The participating employee should look to the terms of his plan for any charges in regard to participating therein other than those disclosed in this Prospectus.

4.   Individual Retirement Annuities ("IRA's")

     Starting in 1987, individuals may contribute and deduct the lesser of $2,000 or 100 percent of their compensation to an IRA. In the case of a spousal IRA, the maximum deduction is the lesser of $2,250 or 100 percent of compensation. The deduction for contributions is phased out between $40,000 and $50,000 of adjusted gross income (AGI) for a married individual (and between $25,000 and $35,000 for single individuals) if either the individual or his or her spouse is an active Participant in any Section 401(a), 403(a), 403(b) or 408(k) plan regardless of whether the individual's interest is vested.

     To the extent deductible contributions are not allowed, individuals may make designated non-deductible contributions to an IRA, subject to the above limits.

B.   Distributions

     1. Pension and Profit-Sharing Plans, Tax-Sheltered Annuities, Individual Retirement Annuities.

     Annuity payments made under the Contracts are taxable under Section 72 of the Code as ordinary income, in the year of receipt, to the extent that they exceed the "excludable amount." The investment in the Contract is the aggregate amount of the contributions made by or on behalf of an employee which were included as a part of his taxable income and not deducted.
     Thus, annual premiums deducted for an IRA are not included in the investment in the Contract. The employee's investment in the Contract is divided by the expected number of payments to be made under the Contract. The amount so computed constitutes the "excludable amount," which is the amount of each annuity payment considered a return of investment in each year and, therefore, not taxable. Once the employee's investment in the Contract is recouped, the full amount of each payment will be fully taxable. If the employee dies prior to recouping his or her investment in the Contract, a deduction is allowed for the last taxable year. The rules for determining the excludable amount are contained in Section 72 of the Code.

     Generally, distributions or withdrawals prior to age 59 1/2 may be subject to an additional income tax of 10% of the amount includable in income.
     This additional tax does not apply to distributions made after the employee's death, on account of disability and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55, and certain distributions for eligible medical expenses. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary). The taxation of withdrawals and other distributions varies depending on the type of distribution and the type of plan from which the distribution is made. With respect to tax-deferred annuity Contracts under Section 403(b), contributions to the Contract made after December 31, 1988 and any increases in cash value after that date may not be distributed prior to attaining age 59 1/2, separation from service, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship.

     Generally, in order to avoid a penalty tax, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Participant attains age 70 1/2. Minimum distributions under a Section 457 Deferred Compensation Plan may be further deferred if the Participant remains employed. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. With respect to a Section 403(b) plan, this account balance is based upon earnings and contributions after December 31, 1986. In addition, minimum distribution incidental benefit rules may require a larger annual distribution based upon dividing the account balance by a factor promulgated by the Internal Revenue Service which ranges from 26.2 (at age 70) to 1.8 (at age 115). Special rules apply to require that distributions be made to Beneficiaries after the death of the Participant. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the Internal Revenue Service for failure to make a distribution.

2. Deferred Compensation Plans for Tax-Exempt Organizations and State and Local Governments

     Generally, in order to avoid a penalty tax, annuity payments, periodic payments or annual distributions MUST commence by April 1 of the calendar year following the year in which the Participant attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the lives or life expectancies of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. With respect to a section 403(b) plan, this account balance is based upon earnings and contributions after December 31, 1986. In addition, minimum distribution incidental benefit rules may require a larger annual distribution based upon dividing the entire account balance as of the close of business on the last day of the previous calendar year by a factor promulgated by the Internal Revenue Service which ranges from 26.2 (at age 70) to 1.8 (at age 115). Special rules apply to require that distributions be made to Beneficiaries after the death of the Participant. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the Internal Revenue Service for failure to make such distribution.

     Upon receipt of any monies pursuant to the terms of a Deferred Compensation Plan for a tax-exempt organization, state or local government under Section 457 of the Code, such monies are taxable to such employee as ordinary income in the year in which received.

C.   Federal Income Tax Withholding

     The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Internal Revenue Code. The application of this provision is summarized below:

1.   Eligible Rollover Distributions

     a. The Unemployment Compensation Amendments Act of 1992 requires that federal income taxes be withheld from certain distributions from tax-qualified retirement plans and from tax-sheltered annuities under
          Section 403(b). These provisions DO NOT APPLY to distributions from individual retirement annuities under section 408(b) or from deferred compensation programs under section 457.

     b. If any portion of a distribution is an "eligible rollover distribution", the law requires that 20% of that amount be withheld. This amount is sent to the IRS as withheld income taxes. The following types of payments DO NOT constitute an eligible rollover distribution (and, therefore, the mandatory withholding rules will not apply):

          -    the non-taxable portion of the distribution;
          - distributions which are part of a series of equal (or substantially equal) payments made at least annually for your lifetime, (or your life expectancy) or your lifetime and your Beneficiary's lifetime (or life expectancies), or for a period of ten years or more;
          - required minimum distributions made pursuant to section 401(a)(9) of the IRC.

     c. However, these mandatory withholding requirements do not apply in the event of all or portion of an eligible rollover distribution is paid in a "direct rollover". A director rollover is the direct payment of an eligible rollover distribution or portion thereof to an individual retirement arrangement or annuity (IRA) or to another qualified employer plan. IF A DIRECT ROLLOVER IS ELECTED, NO INCOME TAX WILL BE WITHHELD.

     d. If any portion of a distribution is not an eligible rollover distribution but is taxable, the mandatory withholding rules described above do not apply. In this case, the voluntary withholding rules described below apply.

2.   Non-Eligible Rollover Distributions

     a.   Non-Periodic Distributions

          The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested.

     b. Periodic Distributions (distributions payable over a period greater than one year)

          The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

3. Any distribution from plans described in A.3 above is subject to the regular wage withholding rules.

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                     SEPARATE ACCOUNT TWO (VARIABLE ACCOUNT "A")


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


Date of Prospectus:   August 11, 1998
Date of Statement of Additional Information:  August 11, 1998

                                  TABLE OF CONTENTS

SECTION                                                                    PAGE
-------                                                                    ----
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .      50

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .      51

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .      51

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .      51

SUBSTITUTION OF OTHER SHARES AS AN UNDERLYING
INVESTMENT MEDIUM OF THE CONTRACTS . . . . . . . . . . . . . . . . . .      51

ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .      52

     A.   Annuity Payments . . . . . . . . . . . . . . . . . . . . . .      52

     B.   Electing the Annuity Commencement Date and Form of Annuity .      53

     C.   Optional Annuity Forms . . . . . . . . . . . . . . . . . . .      53

          OPTION 1:  Life Annuity. . . . . . . . . . . . . . . . . . .      53

          OPTION 2:  Life Annuity With 120, 180 or 240 Monthly
                     Payments Certain. . . . . . . . . . . . . . . . .      54

          OPTION 3:  Unit Refund Life Annuity. . . . . . . . . . . . .      54

          OPTION 4:  Joint and Last Survivor Annuity . . . . . . . . .      55

          OPTION 5:  Payments for a Designated Period. . . . . . . . .      55

     D.   The Annuity Unit and Valuation . . . . . . . . . . . . . . .      56

     E.   Determination of Amount of First Monthly Annuity Payment-Fixed
          and Variable . . . . . . . . . . . . . . . . . . . . . . . .      56

     F.   Amount of Second and Subsequent Monthly Annuity Payments . .      57

     G.   Date and Time of Annuity Payments. . . . . . . . . . . . . .      57

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .      58

                                     INTRODUCTION

The individual and group tax-deferred variable annuity contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these contracts may receive Annuity benefits in accordance with the annuity option selected and the retirement program, if any, under which the contracts have been purchased. Annuity payments under a contract will begin on a particular future date which may be selected at any time under the contract or automatically when the Annuitant reaches age 75. There are several alternative annuity payment options available under the contract (see "Optional Annuity Forms," commencing on page 53).

The Purchase Payments under a contract, less any applicable premium taxes, will be applied to the Separate Account. Accordingly, the new Purchase Payment under the contract will be applied to purchase interests in one or more of the Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Bond Fund, Hartford International Opportunities Fund, Hartford Money Market Fund, Hartford Mortgage Securities Fund, Hartford Stock Fund, Hartford Index Fund, Hartford Dividend & Growth Fund, Hartford International Advisers, Hartford MidCap Fund, Hartford Small Company Fund and Hartford Growth and Income Fund Sub-Accounts.

Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.

There is no assurance that the value of the Contract Owner's contract at any time will equal or exceed the Purchase Payments made. However, if the Annuitant or Contract Owner should die prior to the commencement of annuity payments, the contracts provide that a death benefit equal to the cash value of the contract as of the date due proof of death is received by HL shall be payable. This amount is the greater of (a) the Termination Value of the contract, or (b) 100% of the total Purchase Payment for the contract, less any partial surrenders (See "Payments of Benefits" on page 23 of the Prospectus).

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. HL was originall incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address if P. O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                   HARTFORD RATINGS

--------------------------------------------------------------------------------
 RATING AGENCY       EFFECTIVE    RATING       BASIS OF RATING
                      DATE OF
                      RATING
--------------------------------------------------------------------------------
 A.M. Best and        9/9/97        A+       Financial soundness
 Company, Inc.                               and operating
                                             performance.
--------------------------------------------------------------------------------
 Standard and         1/23/98       AA       Claims paying ability
 Poor's
--------------------------------------------------------------------------------
 Duff & Phelps        1/23/98      AA+       Claims paying ability
--------------------------------------------------------------------------------


                                SAFEKEEPING OF ASSETS

The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accounts, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal busines address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continued basis.

HSD is a wholly-owned subsidiaries of HL. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent HL as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

                      SUBSTITUTION OF OTHER SHARES AS UNDERLYING
                          INVESTMENT MEDIUM OF THE CONTRACTS

If the shares of the Fund(s) become unavailable, then subject to obtaining the prior approval of the Commission, other shares that are generally comparable in character and quality may be substituted for the shares issued by the Fund whose shares have become unavailable. Such substitution may include shares previously purchased or may affect only shares to be purchased.


Before any substitution may be made:

(l) An order of the Commission approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended, shall first be obtained;

(2) Written notice of the proposed substitution shall have been given to the Contract Owners describing the new shares and notifying them that unless they surrender their contracts for termination within 30 days or determine to substitute the shares of the other Funds, they will conclusively be deemed to have authorized the substitution; and

(3) In the case of substitution of new shares for shares previously purchased, new shares having an aggregate net asset value at least equal to the aggregate net asset value of the shares previously purchased, based on their published or quoted bid price, shall be provided.

Unless a Contract Owner, within 30 days from the date of the substitution notice, shall give written notice that he desires to surrender his contract for termination (in which event no contingent deferred sales charges shall be applicable) or to accept in substitution the shares of the other Fund(s), HL is authorized to purchase the new shares, and, if the shares then held are to be exchanged, to exchange the old shares for the new shares.

In the event of substitution, the Contract Owner is required to be advised in writing within five days after such substitution is made and any expense of such substitution shall be borne by the Contract Owner.

                                    ANNUITY PERIOD

A.   Annuity Payments

     Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the contracts and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments are based on the annuity tables contained in the contracts.

     The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Contracts," commencing on page 29 of the Prospectus).

     The Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the payments will vary with the investment experience of the Fund shares selected.

B.   Electing the Annuity Commencement Date and Form of Annuity

     The Contract Owner selects an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not normally be deferred beyond the Annuitant's 75th birthday. An Annuity Commencement Date beyond the Annuitant's 75th birthday is available under certain circumstances.

     The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin.

     The contract contains the five optional Annuity forms described below. Options 2, 3 and 5 are available with respect to Qualified Plans only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the Annuity table prescribed by the IRS, or if none is prescribed, the mortality table then in use by HL.

     If a Contract Owner does not elect otherwise, payments will automatically begin at age 65 under Option 2 with 120 monthly payments certain.

     When an Annuity is effected under a contract, unless otherwise specified, variable values will be applied to provide a Variable Annuity based on contract values as they are held in the various Sub-Accounts under the contracts. The Contract Owner should consider the question of allocation of contract values among Sub-Accounts of the Separate Account and the General Account of HL to make certain that Annuity payments are based on the investment alternative best suited to the Contract Owner's needs for retirement.

     If at any time payments with respect to an Annuitant's Account of a Variable or a Fixed Annuity are or become less than $20.00 per payment, HL has the right to change the frequency of payment to such intervals as will result in Annuity payments of at least $20.00.

C.   Optional Annuity Forms

     OPTION 1:  Life Annuity

     A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

     OPTION 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

     This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value (computed on the basis of 4.00% interest compounded annually) as of the date of the Annuitant's death at the current dollar amount at the date of death of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by HL.


                           Illustration of Annuity Payments
                            Individual Age 65, Life Annuity
                               With 120 Payments Certain
                               -------------------------
     1.   Net amount applied                                   13,978.25
     2.   Initial monthly income per $1,000 of payment applied      6.24
     3.   Initial monthly payment (1x2-1,000)                      87.22
     4.   Annuity Unit value                                         .953217
     5.   Number of monthly Annuity Units (3-4)                    91.501
     6.   Assume Annuity Unit value for second month equal to        .963723
     7.   Second monthly payment (6x5)                             88.18
     8.   Assume Annuity Unit value for third month equal to         .964917
     9.   Third month payment (8x5)                                88.29


     For the purpose of this illustration, purchase is assumed to have been made on the fifth business day preceding the first payment date. In determining the second and subsequent payments the Annuity Unit value of the fifth business day, preceding the Annuity due date is used.

     OPTION 3:  Unit Refund Life Annuity

     This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
                           at the Annuity Commencement Date
    (a) =
         ----------------------------------------------------------------
                Annuity Unit value at the Annuity Commencement Date

    (b) = number of Annuity Units represented   x   number of monthly
          by monthly Annuity payment made           Annuity payments made

     The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by HL.

     For example, under a non-qualified contract, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 126.080 (the number applicable to a male electing this option to commence at age 75), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $12,652.80, computed as follows:

     $20,000  -  (126.080 x 60) = $8,435.80
     -------
      $1.25
             or
     $16,000 - $7,564.80 = $8,435.20
     $8,435.20 x $1.50   = $12,652.80

     OPTION 4:  Joint and Last Survivor Annuity

     An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

     It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.

     OPTION 5:  Payments for a Designated Period

     An amount payable monthly for the number of years selected which may be from 5 to 30 years. The current value of the amount held under this Option may be redeemed in whole at any time.

     In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by HL.

     Option 5 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made during the Accumulation Period for the mortality undertaking under the contracts thus provide no real benefit to a Contract Owner.

     Under Option 5, the Contract Owner or Annuitant, as appropriate, may, at any time, surrender the contract and receive, within seven days, the current value of the account.

--------------------------------------------------------------------------------
     Under any of the Annuity options above, excluding Option 5 (on a variable basis), no surrenders are permitted after Annuity payments commence.
--------------------------------------------------------------------------------


D.   The Annuity Unit and Valuation

     The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see page ___ of the Prospectus) for the day for which the Annuity Unit value is being calculated, and (2) 0.999892 (a factor to neutralize the assumed net investment rate of 4.00% per annum discussed in Section E. below).


                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
                -------------------------------------------------
     1.   Net Investment Factor for period                             .011225
     2.   Adjustment for 4% Assumed Rate of Net Investment Return      .999892
     3.   2x(1+1.000000)                                              1.011116
     4.   Annuity Unit value, beginning of period                      .995995
     5.   Annuity Unit value, end of period (3x4)                     1.007066


E.   Determination of Amount of First Monthly Annuity Payment-Fixed and Variable

     When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

     The contract contains tables indicating the dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a contract. The first monthly payment varies according to the form of Annuity selected. The contracts contains Annuity tables derived from the 1971 Individual Annuity Mortality table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment, fixed and variable, is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts.

     The 4.00% interest rate assumed in the mortality tables would produce level Annuity payments if the net investment rate remained constant at 4.00%. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from 4.00%. A higher assumed interest rate may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a 4.00% interest rate assumption. An alternate A.I.R. of 5.00% is available on an optional basis.

F.   Amount of Second and Subsequent Monthly Annuity Payments

     The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

G.   Date and Time of Annuity Payments

     The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 1998  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                      BOND               STOCK
                                                                                                      FUND               FUND
                                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                                                  -----------        ------------
Assets:
Investments:
    Hartford Bond HLS Fund, Inc.
        Shares                                                                 274,351,826
        Cost                                             $                     282,848,787
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                     $  299,574,636                   -
    Hartford Stock HLS Fund, Inc.
        Shares                                                                 369,110,058
        Cost                                             $                   1,248,163,004
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -     $ 2,218,411,610
    HVA Money Market HLS Fund, Inc.
        Shares                                                                 273,245,455
        Cost                                             $                     273,245,455
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford Advisers HLS Fund, Inc.
        Shares                                                               1,564,731,303
        Cost                                             $                   2,813,334,981
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford Capital Appreciation HLS Fund, Inc.
        Shares                                                                 424,829,645
        Cost                                             $                   1,335,408,438
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford Mortgage Securities HLS Fund, Inc.
        Shares                                                                 165,765,244
        Cost                                             $                     178,806,792
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford Index HLS Fund, Inc.
        Shares                                                                 163,732,581
        Cost                                             $                     334,772,112
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford International Opportunities HLS Fund, Inc.
        Shares                                                                 308,430,571
        Cost                                             $                     359,393,312
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Hartford Dividend and Growth HLS Fund, Inc.
        Shares                                                                 425,087,826
        Cost                                             $                     670,635,581
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Due From Hartford Life Insurance Company . . . . . . . . . . . . . . .                            167,320           1,417,158
    Receivable from fund shares sold ... . . . . . . . . . . . . . . . . .                                 28           2,198,473
                                                                                               --------------     ---------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        299,741,984       2,222,027,241
                                                                                               --------------     ---------------
Liabilities:

    Due to Hartford Life Insurance Company ... . . . . . . . . . . . . . .                                 28           2,198,490
    Payable for fund shares purchased .. . . . . . . . . . . . . . . . . .                            167,389           1,416,518
                                                                                               --------------     ---------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . .                            167,417           3,615,008
                                                                                               --------------     ---------------
    Net Assets (variable annuity contract liabilities) . . . . . . . . . .                     $  299,574,567     $ 2,218,412,233
                                                                                               --------------     ---------------
                                                                                               --------------     ---------------



                                                                                 MONEY MARKET            ADVISERS
                                                                                     FUND                  FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -----------          -----------
Assets:
Investments:
    Hartford Bond HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Hartford Stock HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    HVA Money Market HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .      $ 273,245,455                    -
    Hartford Advisers HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -      $ 4,411,057,345
    Hartford Capital Appreciation HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Hartford Mortgage Securities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Hartford Index HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Hartford International Opportunities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Hartford Dividend and Growth HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                  -                    -
    Due From Hartford Life Insurance Company . . . . . . . . . . . . . . .         12,021,999            1,429,322
    Receivable from fund shares sold ... . . . . . . . . . . . . . . . . .                  4                9,282
                                                                                -------------      ---------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        285,267,458        4,412,495,949
                                                                                -------------      ---------------
Liabilities:

    Due to Hartford Life Insurance Company ... . . . . . . . . . . . . . .                 63                9,286
    Payable for fund shares purchased .. . . . . . . . . . . . . . . . . .         12,016,849            1,429,973
                                                                                -------------      ---------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . .         12,016,912            1,439,259
                                                                                -------------      ---------------
    Net Assets (variable annuity contract liabilities) . . . . . . . . . .      $ 273,250,546      $ 4,411,056,690
                                                                                -------------      ---------------
                                                                                -------------      ---------------


                                                                                     CAPITAL           MORTGAGE
                                                                                  APPRECIATION        SECURITIES
                                                                                      FUND               FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                                                   -----------       -----------
Assets:
Investments:
    Hartford Bond HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Hartford Stock HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    HVA Money Market HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Hartford Advisers HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Hartford Capital Appreciation HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,967,903,101                  -
    Hartford Mortgage Securities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -     $  184,433,393
    Hartford Index HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Hartford International Opportunities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Hartford Dividend and Growth HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                   -                  -
    Due From Hartford Life Insurance Company . . . . . . . . . . . . . . .                   -              5,080
    Receivable from fund shares sold ... . . . . . . . . . . . . . . . . .           5,063,588             49,146
                                                                               ---------------     --------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,972,966,689        184,487,619
                                                                               ---------------     --------------
Liabilities:

    Due to Hartford Life Insurance Company ... . . . . . . . . . . . . . .           5,063,724             44,228
    Payable for fund shares purchased .. . . . . . . . . . . . . . . . . .                   -              5,744
                                                                               ---------------     --------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . .           5,063,724             49,972
                                                                               ---------------     --------------
    Net Assets (variable annuity contract liabilities) . . . . . . . . . .     $ 1,967,902,965     $  184,437,647
                                                                               ---------------     --------------
                                                                               ---------------     --------------


                                                                                                       INTERNATIONAL
                                                                                        INDEX           OPPORTUNITES
                                                                                        FUND                FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                     -----------         -----------
Assets:
Investments:
    Hartford Bond HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Hartford Stock HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    HVA Money Market HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Hartford Advisers HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Hartford Capital Appreciation HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Hartford Mortgage Securities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Hartford Index HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .          $ 540,322,921                   -
    Hartford International Opportunities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -       $ 436,532,274
    Hartford Dividend and Growth HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Due From Hartford Life Insurance Company . . . . . . . . . . . . . . .                      -             147,930
    Receivable from fund shares sold ... . . . . . . . . . . . . . . . . .              4,317,133                  21
                                                                                    -------------       -------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            544,640,054         436,680,225
                                                                                    -------------       -------------
Liabilities:

    Due to Hartford Life Insurance Company ... . . . . . . . . . . . . . .              4,316,630                  21
    Payable for fund shares purchased .. . . . . . . . . . . . . . . . . .                     -              147,768
                                                                                    -------------       -------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . .              4,316,630             147,789
                                                                                    -------------       -------------
    Net Assets (variable annuity contract liabilities) . . . . . . . . . .          $ 540,323,424       $ 436,532,436
                                                                                    -------------       -------------
                                                                                    -------------       -------------


                                                                                       DIVIDEND
                                                                                      AND GROWTH
                                                                                         FUND
                                                                                     SUB-ACCOUNT
                                                                                     -----------
Assets:
Investments:
    Hartford Bond HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Stock HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    HVA Money Market HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Advisers HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Capital Appreciation HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Mortgage Securities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Index HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford International Opportunities HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .                      -
    Hartford Dividend and Growth HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value ... . . . . . . . . . . . . . . . . . . . . . . . . .          $ 887,890,293
    Due From Hartford Life Insurance Company . . . . . . . . . . . . . . .              1,237,179
    Receivable from fund shares sold ... . . . . . . . . . . . . . . . . .                    219
                                                                                    -------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            889,127,691
                                                                                    -------------
Liabilities:

    Due to Hartford Life Insurance Company ... . . . . . . . . . . . . . .                    179
    Payable for fund shares purchased .. . . . . . . . . . . . . . . . . .              1,236,824
                                                                                    -------------
    Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . .              1,237,003
                                                                                    -------------
    Net Assets (variable annuity contract liabilities) . . . . . . . . . .          $ 887,890,688
                                                                                    -------------
                                                                                    -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 1998  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL            SMALL
                                                                                                   ADVISERS             COMPANY
                                                                                                     FUND                FUND
                                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                                                  -----------         -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares                                                                  61,881,580
        Cost                                             $                      70,787,595
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $  71,030,153                   -
    Small Company HLS Fund, Inc.
        Shares                                                                  73,770,170
        Cost                                             $                      88,417,890
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -       $  95,073,594
    MidCap HLS Fund, Inc.
        Shares                                                                  19,753,832
        Cost                                             $                      23,323,701
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Smith Barnery Cash Portfolio
        Shares                                                                     507,488
        Cost                                             $                         507,488
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Smith Barney Appreciation HLS Fund
        Shares                                                                      12,197
        Cost                                             $                          86,545
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Smith Barney Government Portfolio
        Shares                                                                      37,836
        Cost                                             $                          37,836
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    BB&T Growth & Income HLS Fund
        Shares                                                                   1,296,442
        Cost                                             $                      15,494,763
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    AM South Equity Income HLS Fund
        Shares                                                                   1,479,914
        Cost                                             $                      16,020,201
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Mentor VIP Capital Growth Fund
        Shares                                                                     585,140
        Cost                                             $                       7,249,872
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Mentor VIP Perpetual International Fund
        Shares                                                                     298,806
        Cost                                             $                       3,980,762
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Mentor VIP Growth Fund
        Shares                                                                     327,691
        Cost                                             $                       3,900,720
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  -                   -
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                            172,530             182,932
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .                                  9               4,837
                                                                                                -------------       -------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         71,202,692          95,261,363
                                                                                                -------------       -------------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                                  8               4,841
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .                            172,503             182,005
                                                                                                -------------       -------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .                            172,511             186,846
                                                                                                -------------       -------------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .                      $  71,030,181       $  95,074,517
                                                                                                -------------       -------------
                                                                                                -------------       -------------


                                                                                                         SMITH BARNEY
                                                                                          MIDCAP             CASH
                                                                                           FUND            PORTFOLIO
                                                                                        SUB-ACCOUNT       SUB-ACCOUNT
                                                                                        -----------       -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares
        Cost                                             $
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Small Company HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    MidCap HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .            $  26,424,760                 -
    Smith Barnery Cash Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -        $  507,489
    Smith Barney Appreciation HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Smith Barney Government Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    BB&T Growth & Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    AM South Equity Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Mentor VIP Capital Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Mentor VIP Perpetual International Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Mentor VIP Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                        -                 -
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        -             1,108
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                   91,778            27,028
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .                       17                 -
                                                                                      -------------        ----------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               26,516,555           535,625
                                                                                      -------------        ----------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                       17                54
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .                   91,788            27,259
                                                                                      -------------        ----------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .                   91,805            27,313
                                                                                      -------------        ----------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .            $  26,424,750        $  508,312
                                                                                      -------------        ----------
                                                                                      -------------        ----------


                                                                                      SMITH BARNEY        SMITH BARNEY
                                                                                      APPRECIATION         GOVERNMENT
                                                                                          FUND              PORTFOLIO
                                                                                       SUB-ACCOUNT         SUB-ACCOUNT
                                                                                       -----------         -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares
        Cost                                             $
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Small Company HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    MidCap HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Smith Barnery Cash Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Smith Barney Appreciation HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .              $  188,391                   -
    Smith Barney Government Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -          $  37,837
    BB&T Growth & Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    AM South Equity Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Mentor VIP Capital Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Mentor VIP Perpetual International Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Mentor VIP Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -                   -
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      65                  90
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                   3,058                   -
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .                      14                   7
                                                                                        ----------           ---------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 191,528              37,934
                                                                                        ----------           ---------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                      71                  29
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .                       -                  -
                                                                                        ----------           ---------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .                      71                  29
                                                                                        ----------           ---------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .              $  191,457           $  37,905
                                                                                        ----------           ---------
                                                                                        ----------           ---------


                                                                                         BB&T
                                                                                       GROWTH            AM SOUTH
                                                                                      & INCOME        EQUITY INCOME
                                                                                        FUND               FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                    -----------         -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares
        Cost                                             $
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Small Company HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    MidCap HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Smith Barnery Cash Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Smith Barney Appreciation HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Smith Barney Government Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    BB&T Growth & Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .          $  16,114,772                   -
    AM South Equity Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -       $  16,338,256
    Mentor VIP Capital Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Mentor VIP Perpetual International Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Mentor VIP Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      -                   -
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                 30,265             155,087
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .                      -                   -
                                                                                    -------------       -------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,145,037          16,493,343
                                                                                    -------------       -------------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                      -                   -
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .                 30,264             155,085
                                                                                    -------------       -------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .                 30,264             155,085
                                                                                    -------------       -------------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .          $  16,114,773       $  16,338,258
                                                                                    -------------       -------------
                                                                                    -------------       -------------


                                                                                  MENTOR VIP           MENTOR VIP
                                                                                    CAPITAL            PERPETUAL
                                                                                    GROWTH           INTERNATIONAL
                                                                                     FUND                 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                                  -----------          -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares
        Cost                                             $
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Small Company HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    MidCap HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Smith Barnery Cash Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Smith Barney Appreciation HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Smith Barney Government Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    BB&T Growth & Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    AM South Equity Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Mentor VIP Capital Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .         $  7,460,540                    -
    Mentor VIP Perpetual International Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -         $  4,111,574
    Mentor VIP Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    -                    -
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                    -                    -
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .               98,798               83,849
                                                                                   ------------         ------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,559,338            4,195,423
                                                                                   ------------         ------------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                    -                    -
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .               98,797               83,849
                                                                                   ------------         ------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .               98,797               83,849
                                                                                   ------------         ------------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .         $  7,460,541         $  4,111,574
                                                                                   ------------         ------------
                                                                                   ------------         ------------



                                                                                      MENTOR VIP
                                                                                        GROWTH
                                                                                         FUND
                                                                                     SUB-ACCOUNT
                                                                                     -----------
ASSETS:
Investments:

    International Advisers HLS Fund, Inc
        Shares
        Cost                                             $
        Market Value . . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Small Company HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    MidCap HLS Fund, Inc.
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Smith Barnery Cash Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Smith Barney Appreciation HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Smith Barney Government Portfolio
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    BB&T Growth & Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    AM South Equity Income HLS Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Mentor VIP Capital Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Mentor VIP Perpetual International Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Mentor VIP Growth Fund
        Shares
        Cost                                             $
        Market Value.. . . . . . . . . . . . . . . . . . . . . . . . . . .            $  3,804,498
    Dividends... . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       -
    Due From Hartford Life Insurance Company.. . . . . . . . . . . . . . .                       -
    Receivable from fund shares sold.. . . . . . . . . . . . . . . . . . .                  36,688
                                                                                      ------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,841,186
                                                                                      ------------
LIABILITIES:

    Due to Hartford Life Insurance Company.. . . . . . . . . . . . . . . .                      -
    Payable for fund shares purchased... . . . . . . . . . . . . . . . . .                  36,688
                                                                                      ------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .                  36,688
                                                                                      ------------
    Net Assets (variable annuity contract liabilities).. . . . . . . . . .            $  3,804,498
                                                                                      ------------
                                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          BOND            STOCK        MONEY MARKET
                                                                                          FUND             FUND            FUND
                                                                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                                     ------------     ------------     ------------
Investment income:

    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   645,656      $   589,340      $ 6,957,458

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .     (1,649,162)     (12,300,273)      (1,622,503)
                                                                                     ------------     ------------     ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .     (1,003,506      (11,710,933)       5,334,955
                                                                                     ------------     ------------     ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -        63,980,079            2,860
                                                                                     ------------     ------------     ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .         13,648          912,013               -
    Net unrealized appreciation (depreciation) of investments during the period  .     10,557,241      316,267,943               -
                                                                                     ------------     ------------     ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .     10,570,889      317,179,956               -
                                                                                     ------------     ------------     ------------
          Net increase (decrease) in net assets resulting from operations  . . . .   $  9,567,383     $369,449,102     $  5,337,815
                                                                                     ------------     ------------     ------------
                                                                                     ------------     ------------     ------------


                                                                                                          CAPITAL         MORTGAGE
                                                                                      ADVISERS        APPRECIATION       SECURITIES
                                                                                        FUND               FUND            FUND
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                                                    ------------      ------------     ------------
Investment income:

    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,115,083       $   358,544      $  1,277,609

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .   (25,072,649)      (11,605,936)      (1,142,835)
                                                                                    ------------      ------------     ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .   (22,957,566       (11,247,392)         134,774
                                                                                    ------------      ------------     ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   130,914,844       114,733,928               -
                                                                                    ------------      ------------     ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .       706,749         1,248,455          200,665
    Net unrealized appreciation (depreciation) of investments during the period  .   444,982,824        90,105,099        4,733,317
                                                                                    ------------      ------------     ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .   445,689,573        91,353,554        4,933,982
                                                                                    ------------      ------------     ------------
          Net increase (decrease) in net assets resulting from operations  . . . .  $553,646,851      $194,840,090     $  5,068,756
                                                                                    ------------      ------------     ------------
                                                                                    ------------      ------------     ------------


                                                                                                     INTERNATIONAL        DIVIDEND
                                                                                         INDEX        OPPORTUNITES      AND GROWTH
                                                                                         FUND             FUND              FUND
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                                                    ------------      ------------     ------------
Investment income:

    Dividends .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    360,205      $    228,147     $  1,369,745

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .    (2,983,992)       (2,558,675)      (4,915,736)
                                                                                    ------------      ------------     ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .    (2,623,787        (2,330,528)      (3,545,991)
                                                                                    ------------      ------------     ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10,662,058        25,347,181       25,624,259
                                                                                    ------------      ------------     ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .       (13,535)           29,082            7,142
    Net unrealized appreciation (depreciation) of investments during the period ..    64,764,545        36,516,907       50,869,639
                                                                                    ------------      ------------     ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .    64,751,010        36,545,989       50,876,781
                                                                                    ------------      ------------     ------------
          Net increase (decrease) in net assets resulting from operations. . .  ..  $ 72,789,281      $ 59,562,642     $ 72,955,049
                                                                                    ------------      ------------     ------------
                                                                                    ------------      ------------     ------------

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    INTERNATIONAL           SMALL
                                                                                       ADVISERS           COMPANY          MIDCAP
                                                                                          FUND              FUND           FUND
                                                                                      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                                                                     ------------      ------------    ------------
Investment income:

    Dividends .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 6,551,901       $          -    $       330

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .       (394,753)         (517,245)       (107,105)
                                                                                     ------------      ------------    ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .      6,157,148          (517,245)       (106,775)
                                                                                     ------------      ------------    ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,559,601         1,255,431              -
                                                                                     ------------      ------------    ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .        (12,625)           (8,770)          4,690
    Net unrealized appreciation (depreciation) of investments during the period. .       (762,318)        5,248,642       2,764,162
                                                                                     ------------      ------------    ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .       (774,943)        5,239,872       2,768,852
                                                                                     ------------      ------------    ------------
          Net increase (decrease) in net assets resulting from operations  . . . .   $  6,941,806      $  5,978,058    $  2,662,077
                                                                                     ------------      ------------    ------------
                                                                                     ------------      ------------    ------------



                                                                                     SMITH BARNEY      SMITH BARNEY    SMITH BARNEY
                                                                                          CASH         APPRECIATION      GOVERNMENT
                                                                                       PORTFOLIO           FUND           PORTFOLIO
                                                                                      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                                                                     ------------      ------------    ------------
Investment income:

    Dividends .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    12,561       $        65     $        927

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .         (2,506)             (909)           (186)
                                                                                     ------------      ------------    ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .         10,055              (844)            741
                                                                                     ------------      ------------    ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -              3,058              -
                                                                                     ------------      ------------    ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .             -                 91              -
    Net unrealized appreciation (depreciation) of investments during the period. .             -             18,655              -
                                                                                     ------------      ------------    ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             -             18,746              -
                                                                                     ------------      ------------    ------------
          Net increase (decrease) in net assets resulting from operations  . . . .   $    10,055       $     20,960    $        741
                                                                                     ------------      ------------    ------------
                                                                                     ------------      ------------    ------------


                                                                                        BB&T                           MENTOR VIP
                                                                                       GROWTH          AM SOUTH           CAPITAL
                                                                                      & INCOME       EQUITY INCOME        GROWTH
                                                                                        FUND             FUND              FUND
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                                                    ------------      ------------     ------------
Investment income:

    Dividends .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     82,504      $    108,240     $         -

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .       (68,124)          (56,273)         (12,150)
                                                                                    ------------      ------------     ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .        14,380            51,967          (12,150)
                                                                                    ------------      ------------     ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            -                 -                -
                                                                                    ------------      ------------     ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .           172                -              (766)
    Net unrealized appreciation (depreciation) of investments during the period. .       210,524           285,859          210,668
                                                                                    ------------      ------------     ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .       210,696           285,859          209,902
                                                                                    ------------      ------------     ------------
          Net increase (decrease) in net assets resulting from operations  . . . .  $    225,076      $    337,826     $    197,752
                                                                                    ------------      ------------     ------------
                                                                                    ------------      ------------     ------------


                                                                                      MENTOR VIP
                                                                                     PERPETUAL          MENTOR VIP
                                                                                   INTERNATIONAL            GROWTH
                                                                                        FUND                  FUND
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT
                                                                                    ------------      ------------
Investment income:

    Dividends .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         -       $         -

Expenses:
    Mortality and expense undertakings . . . . . . . . . . . . . . . . . . . . . .        (6,560)           (6,501)
                                                                                    ------------      ------------
        Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . .        (6,560)           (6,501)
                                                                                    ------------      ------------
Capital gains income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            -                 -
                                                                                    ------------      ------------

Net realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions  . . . . . . . . . . . . . .           213              (206)
    Net unrealized appreciation (depreciation) of investments during the period. .       130,811           (96,222)
                                                                                    ------------      ------------
          Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .       131,024           (96,428
                                                                                    ------------      ------------
          Net increase (decrease) in net assets resulting from operations. . . . .  $    124,464      $   (102,929)
                                                                                    ------------      ------------
                                                                                    ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)


                                                             BOND               STOCK            MONEY MARKET          ADVISERS
                                                             FUND               FUND                FUND                FUND
                                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                        ---------------    ---------------     ---------------     ---------------
OPERATIONS:
    Net investment income (loss).. . . . . . . . . . .  $    (1,003,506)   $   (11,710,933)    $     5,334,955     $   (22,957,566)
    Capital gains income . . . . . . . . . . . . . . .                -         63,980,079               2,860         130,914,844
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . . . . . . .           13,648            912,013                  -              706,749
    Net unrealized appreciation(depreciation) of
      investments during the period. . . . . . . . . .       10,557,241        316,267,943                  -          444,982,824
                                                        ---------------    ---------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from operations. . . . . . . . . . . . . . . . .        9,567,383        369,449,102           5,337,815         553,646,851
                                                        ---------------    ---------------     ---------------     ---------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . . . . .       20,336,580        110,346,469          13,823,409         199,984,169
    Net transfers. . . . . . . . . . . . . . . . . . .       35,059,991         45,065,130          28,125,267         103,889,741
    Surrenders . . . . . . . . . . . . . . . . . . . .      (10,755,244)       (61,292,844)        (41,057,413)       (148,814,379)
    Net annuity transactions . . . . . . . . . . . . .          (14,910)           149,059             (16,561)          1,078,714
                                                        ---------------    ---------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from unit transactions . . . . . . . . . . . . .       44,626,417         94,267,814             874,702         156,138,245
                                                        ---------------    ---------------     ---------------     ---------------
    Total increase (decrease) in net assets. . . . . .       54,193,800        463,716,916           6,212,517         709,785,096

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . .      245,380,767      1,754,695,317         267,038,029       3,701,271,594
                                                        ---------------    ---------------     ---------------     ---------------
    End of period. . . . . . . . . . . . . . . . . . .  $   299,574,567    $ 2,218,412,233     $   273,250,546     $ 4,411,056,690
                                                        ---------------    ---------------     ---------------     ---------------
                                                        ---------------    ---------------     ---------------     ---------------


                                                    CAPITAL         MORTGAGE                      INTERNATIONAL      DIVIDEND
                                                  APPRECIATION     SECURITIES         INDEX       OPPORTUNITES      AND GROWTH
                                                      FUND            FUND            FUND            FUND             FUND
                                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                ---------------   -------------   -------------   -------------   -------------
OPERATIONS:
    Net investment income (loss) . . . . . .    $   (11,247,392)  $     134,774   $  (2,623,787)  $  (2,330,528)  $  (3,545,991)
    Capital gains income . . . . . . . . . .        114,733,928              -       10,662,058      25,347,181      25,624,259
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . .          1,248,455         200,665         (13,535)         29,082           7,142
    Net unrealized appreciation(depreciation)
      of investments during the period . . .         90,105,099       4,733,317      64,764,545      36,516,907      50,869,639
                                                ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . .        194,840,090       5,068,756      72,789,281      59,562,642      72,955,049
                                                ---------------   -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . .         94,864,435       4,658,654      39,199,605       9,551,331      94,274,260
    Net transfers. . . . . . . . . . . . . .          3,067,445        (492,048)     33,299,927     (12,149,839)     72,770,280
    Surrenders . . . . . . . . . . . . . . .        (58,952,406)    (15,869,073)    (16,123,873)    (13,624,393)    (21,716,252)
    Net annuity transactions . . . . . . . .            175,233         (42,293)          2,668         147,237         383,485
                                                ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . .         39,154,707     (11,744,760)     56,378,327     (16,075,664)    145,711,773
                                                ---------------   -------------   -------------   -------------   -------------
    Total increase (decrease) in net assets.        233,994,797      (6,676,004)    129,167,608      43,486,978     218,666,822

NET ASSETS:
    Beginning of period. . . . . . . . . . .      1,733,908,168     191,113,651      11,155,816     393,045,458     669,223,866
                                                ---------------   -------------   -------------   -------------   -------------
    End of period. . . . . . . . . . . . . .    $ 1,967,902,965   $ 184,437,647   $ 540,323,424   $ 436,532,436   $ 887,890,688
                                                ---------------   -------------   -------------   -------------   -------------
                                                ---------------   -------------   -------------   -------------   -------------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                                          U.S.
                                                                                                                       GOVERNMENT
                                                         BOND           STOCK       MONEY MARKET      ADVISERS        MONEY MARKET
                                                         FUND            FUND           FUND            FUND            FUND
                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                    --------------  --------------  --------------  --------------  --------------
OPERATIONS:
    Net investment income (loss).. . . . . . . . .  $   10,349,134  $   (2,890,041) $   10,558,627  $   36,403,121  $        2,019
    Capital gains income . . . . . . . . . . . . .              -       64,909,605             792     129,600,221              -
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . . . . .          17,262       1,176,996              -        2,159,454              -
    Net unrealized appreciation(depreciation) of .
      investments during the period. . . . . . . .      10,119,718     315,737,284              -      501,068,905              -
                                                    --------------  --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . . . . .      20,486,114     378,933,844      10,559,419     669,231,701           2,019
                                                    --------------  --------------  --------------  --------------  --------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . . .      28,788,526     208,829,884      56,766,167     364,832,050              -
    Net transfers. . . . . . . . . . . . . . . . .      19,102,654      45,780,800      (9,782,834)     27,406,992         (88,379)
    Surrenders . . . . . . . . . . . . . . . . . .     (18,300,042)    (92,238,226)    (68,418,264)   (206,501,208)         (9,133)
    Net annuity transactions . . . . . . . . . . .         325,387         633,517          12,261         725,608         (21,870)
                                                    --------------  --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . . . . .      29,916,525     163,005,975     (21,422,670)    186,463,442        (119,382)
                                                    --------------  --------------  --------------  --------------  --------------
    Total increase (decrease) in net assets. . . .      50,402,639     541,939,819     (10,863,251)    855,695,143        (117,363)

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . .     194,978,128   1,212,755,498     277,901,280   2,845,576,451         117,363
                                                    --------------  --------------  --------------  --------------  --------------
    End of period. . . . . . . . . . . . . . . . .  $  245,380,767  $1,754,695,317  $  267,038,029  $3,701,271,594  $           -
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------


                                                        CAPITAL        MORTGAGE                      INTERNATIONAL      DIVIDEND
                                                     APPRECIATION     SECURITIES        INDEX        OPPORTUNITES      AND GROWTH
                                                         FUND            FUND           FUND            FUND              FUND
                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                    --------------  --------------  --------------  --------------  --------------
OPERATIONS:
    Net investment income (loss).. . . . . . . . .  $  (10,930,508) $    9,013,463  $      492,907  $   (1,529,162) $    3,234,554
    Capital gains income . . . . . . . . . . . . .     103,244,397             -        21,612,566      29,748,890       9,959,170
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . . . . .         413,746          28,917         243,148          29,653          (4,003)
    Net unrealized appreciation(depreciation) of
      investments during the period. . . . . . . .     190,913,008       5,074,541      65,120,869     (32,127,237)    111,067,791
                                                    --------------  --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . . . . .     283,640,643      14,116,921      87,469,490      (3,877,856)    124,257,512
                                                    --------------  --------------  --------------  --------------  --------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . . .     194,562,087       7,925,304      65,766,703      38,595,370     159,109,767
    Net transfers. . . . . . . . . . . . . . . . .     (11,521,643)     (9,594,437)     26,458,731     (16,075,692)     87,528,713
    Surrenders . . . . . . . . . . . . . . . . . .     (87,759,430)    (17,575,723)    (18,692,668)    (26,504,799)    (20,331,098)
    Net annuity transactions . . . . . . . . . . .         361,130          (3,307)        190,331          66,746         349,515
                                                    --------------  --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . . . . .      95,642,144     (19,248,163)     73,723,097      (3,918,375)    226,656,897
                                                    --------------  --------------  --------------  --------------  --------------
    Total increase (decrease) in net assets. . . .     379,282,787      (5,131,242)    161,192,587      (7,796,231)    350,914,409

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . .   1,354,625,381     196,244,893     249,963,229     400,841,689     318,309,457
                                                    --------------  --------------  --------------  --------------  --------------
    End of period. . . . . . . . . . . . . . . . .  $1,733,908,168  $  191,113,651  $  411,155,816  $  393,045,458  $  669,223,866
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------


SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998  (UNAUDITED)


                                                  INTERNATIONAL         SMALL                       SMITH BARNEY      SMITH BARNEY
                                                     ADVISERS          COMPANY         MIDCAP           CASH          APPRECIATION
                                                       FUND             FUND            FUND          PORTFOLIO          FUND
                                                   SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  --------------    ------------    ------------    -------------    -------------
OPERATIONS:
    Net investment income (loss) . . . . . . . .  $    6,157,148    $   (517,245)   $   (106,775)         $10,055    $        (844)
    Capital gains income . . . . . . . . . . . .       1,559,601       1,255,431              -                -             3,058
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . . . .         (12,625)         (8,770)          4,690               -                91
    Net unrealized appreciation(depreciation)
      of investments during the period . . . . .        (762,318)      5,248,642       2,764,162               -            18,655
                                                  --------------    ------------    ------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . . . .       6,941,806       5,978,058       2,662,077           10,055           20,960
                                                  --------------    ------------    ------------    -------------    -------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . .       5,288,304      11,281,407       7,135,470               -                -
    Net transfers. . . . . . . . . . . . . . . .       3,214,333       8,751,066       7,827,967               -                -
    Surrenders . . . . . . . . . . . . . . . . .      (1,857,322)     (2,327,420)       (374,654)         (10,755)             (76)
    Net annuity transactions . . . . . . . . . .          20,687          (2,229)             -                -                -
                                                  --------------    ------------    ------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . . . .       6,666,002      17,702,824      14,588,783          (10,755)             (76)
                                                  --------------    ------------    ------------    -------------    -------------
    Total increase (decrease) in net assets. . .      13,607,808      23,680,882      17,250,860             (700)          20,884

NET ASSETS:
    Beginning of period. . . . . . . . . . . . .      57,422,373      71,393,635       9,173,890          509,012          170,573
                                                  --------------    ------------    ------------    -------------    -------------
    End of period. . . . . . . . . . . . . . . .  $   71,030,181    $ 95,074,517    $ 26,424,750    $     508,312    $     191,457
                                                  --------------    ------------    ------------    -------------    -------------
                                                  --------------    ------------    ------------    -------------    -------------


                                                               BB&T                      MENTOR VIP    MENTOR VIP
                                             SMITH BARNEY     GROWTH        AM SOUTH      CAPITAL      PERPETUAL     MENTOR VIP
                                              GOVERNMENT     & INCOME    EQUITY INCOME    GROWTH     INTERNATIONAL    GROWTH
                                               PORTFOLIO       FUND          FUND          FUND          FUND          FUND
                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
    Net investment income (loss) . . . . . .  $       741   $    14,380   $    51,967   $   (12,150)  $    (6,560)  $    (6,501)
    Capital gains income . . . . . . . . . .           -             -             -             -             -             -
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . .           -            172            -           (766)          213          (206)
    Net unrealized appreciation(depreciation)
      of investments during the period . . .           -        210,524       285,859       210,668       130,811       (96,222)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . .          741       225,076       337,826       197,752       124,464      (102,929)
                                              -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . .           -      7,220,583    10,132,350     6,180,305     3,181,732     3,434,841
    Net transfers. . . . . . . . . . . . . .           -      2,439,282     3,609,722     1,087,330       807,860       475,646
    Surrenders . . . . . . . . . . . . . . .           -       (247,588)     (133,556)       (4,846)       (2,482)       (3,060)
    Net annuity transactions.. . . . . . . .           -             -             -             -             -             -
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets. .
      resulting from unit transactions . . .           -      9,412,277    13,608,516     7,262,789     3,987,110     3,907,427
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets.          741     9,637,353    13,946,342     7,460,541     4,111,574     3,804,498

NET ASSETS:
    Beginning of period. . . . . . . . . . .       37,164     6,477,420     2,391,916            -             -             -
                                              -----------   -----------   -----------   -----------   -----------   -----------

    End of period. . . . . . . . . . . . . .  $    37,905   $16,114,773   $16,338,258   $ 7,460,541   $ 4,111,574   $ 3,804,498
                                              -----------   -----------   -----------   -----------   -----------   -----------
                                              -----------   -----------   -----------   -----------   -----------   -----------

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997


                                                         INTERNATIONAL       SMALL          SMITH BARNEY
                                                           ADVISERS         COMPANY           MIDCAP             CASH
                                                             FUND             FUND             FUND              FUND
                                                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                         -------------    -------------    -------------    -------------
OPERATIONS:
    Net investment income (loss) . . . . . . . .         $   1,035,994    $    (457,120)   $     (12,661)   $      21,390
    Capital gains income . . . . . . . . . . . .               110,732        3,307,195               -                -
    Net realized gain(loss) on security
      transactions . . . . . . . . . . . . . . .                13,808          (36,223)          (2,185)              -
    Net unrealized appreciation(depreciation)
      of investments during the period . . . . .               118,913        1,332,603          336,895               -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations. . . . . . . . .             1,279,447        4,146,455          322,049           21,390
                                                         -------------    -------------    -------------    -------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . .            18,887,741       24,742,079        2,088,623               -
    Net transfers. . . . . . . . . . . . . . . .             9,531,179       30,544,670        6,774,154               -
    Surrenders . . . . . . . . . . . . . . . . .            (2,110,213)      (1,630,264)         (10,936)         (93,309)
    Net annuity transactions.. . . . . . . . . .                25,045           44,603               -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . . . . .          26,333,752       53,701,088        8,851,841          (93,309)
                                                         -------------    -------------    -------------    -------------
    Total increase (decrease) in net assets. . .            27,613,199       57,847,543        9,173,890          (71,919)

NET ASSETS:
    Beginning of period... . . . . . . . . . . .            29,809,174       13,546,092              -            580,931
                                                         -------------    -------------    -------------    -------------
    End of period. . . . . . . . . . . . . . . .         $  57,422,373    $  71,393,635    $   9,173,890    $     509,012
                                                         -------------    -------------    -------------    -------------
                                                         -------------    -------------    -------------    -------------


                                                                                               BB&T
                                                         SMITH BARNEY      SMITH BARNEY       GROWTH          AM SOUTH
                                                         APPRECIATION      GOVERNMENT        & INCOME       EQUITY INCOME
                                                              FUND          PORTFOLIO          FUND             FUND
                                                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                         -------------    -------------    -------------    -------------
OPERATIONS:
    Net investment income (loss).. . . . . . . .         $         687    $       1,594    $      22,704    $       1,732
    Capital gains income . . . . . . . . . . . .                22,341               -               662               -
    Net realized gain(loss) on security
       transactions. . . . . . . . . . . . . . .                 6,810               -                -                -
    Net unrealized appreciation(depreciation). .
       of investments during the period. . . . .                 8,816               -           409,485           32,195
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
       resulting from operations . . . . . . . .                38,654            1,594          432,851           33,927
                                                         -------------    -------------    -------------    -------------

UNIT TRANSACTIONS:
    Purchases. . . . . . . . . . . . . . . . . .                    -                -         5,104,417        2,100,608
    Net transfers. . . . . . . . . . . . . . . .                    -                -         1,006,220          259,438
    Surrenders . . . . . . . . . . . . . . . . .              (40,942)           (4,272)         (66,068)          (2,057)
    Net annuity transactions . . . . . . . . . .                    -                -                -                -
                                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from unit transactions . . . . .               (40,942)          (4,272)       6,044,569        2,357,989
                                                         -------------    -------------    -------------    -------------
    Total increase (decrease) in net assets. . .                (2,288)          (2,678)       6,477,420        2,391,916

NET ASSETS:
    Beginning of period. . . . . . . . . . . . .               172,861           39,842               -                -
                                                         -------------    -------------    -------------    -------------
    End of period. . . . . . . . . . . . . . . .         $     170,573    $      37,164    $   6,477,420    $   2,391,916
                                                         -------------    -------------    -------------    -------------
                                                         -------------    -------------    -------------    -------------


--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                          MONEY
                                                          BOND FUND      STOCK FUND    MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                         ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................  $245,380,897        --             --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................       --       $1,754,695,243       --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................       --             --        $267,032,906
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................       --             --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................       --             --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................       --             --             --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................       --             --             --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................       --             --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................       --             --             --
  Due from Hartford Life Insurance Company.............       509,273           3,595    34,153,395
  Receivable from fund shares sold.....................           239      13,285,824             4
                                                         ------------  --------------  ------------
  Total Assets.........................................   245,890,409   1,767,984,662   301,186,305
                                                         ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           240      13,285,750            74
  Payable for fund shares purchased....................       509,402           3,595    34,148,202
                                                         ------------  --------------  ------------
  Total Liabilities....................................       509,642      13,289,345    34,148,276
                                                         ------------  --------------  ------------
  Net Assets (variable annuity contract liabilities)...  $245,380,767  $1,754,695,317  $267,038,029
                                                         ------------  --------------  ------------
                                                         ------------  --------------  ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                              CAPITAL           MORTGAGE
                                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                         --------------  -----------------   ---------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --              --                 --                --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --              --                 --                --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --              --                 --                --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................  $3,701,278,316        --                 --                --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --         $1,733,908,230          --                --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --              --             $191,109,211          --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --              --                 --           $411,157,188
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................        --              --                 --                --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --              --                 --                --
  Due from Hartford Life Insurance Company.............         452,648            7,173            99,310          --
  Receivable from fund shares sold.....................             549       13,688,014           142,887        6,849,126
                                                         --------------  -----------------   ---------------   ------------
  Total Assets.........................................   3,701,731,513    1,747,603,417       191,351,408      418,006,314
                                                         --------------  -----------------   ---------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             434       13,688,077           144,327        6,850,498
  Payable for fund shares purchased....................         459,485            7,172            93,430          --
                                                         --------------  -----------------   ---------------   ------------
  Total Liabilities....................................         459,919       13,695,249           237,757        6,850,498
                                                         --------------  -----------------   ---------------   ------------
  Net Assets (variable annuity contract liabilities)...  $3,701,271,594   $1,733,908,168      $191,113,651     $411,155,816
                                                         --------------  -----------------   ---------------   ------------
                                                         --------------  -----------------   ---------------   ------------

                                                           INTERNATIONAL      DIVIDEND AND
                                                         OPPORTUNITIES FUND    GROWTH FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --                  --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --                  --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --                  --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................        --                  --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --                  --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --                  --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --                  --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................     $393,046,097           --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --             $ 669,224,723
  Due from Hartford Life Insurance Company.............            3,770          1,032,701
  Receivable from fund shares sold.....................          108,721                182
                                                         ------------------   -------------
  Total Assets.........................................      393,158,588        670,257,606
                                                         ------------------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............          109,361                147
  Payable for fund shares purchased....................            3,769          1,033,593
                                                         ------------------   -------------
  Total Liabilities....................................          113,130          1,033,740
                                                         ------------------   -------------
  Net Assets (variable annuity contract liabilities)...     $393,045,458      $ 669,223,866
                                                         ------------------   -------------
                                                         ------------------   -------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................   $57,422,859        --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................       --         $71,393,763
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................       --             --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................       --             --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................       --             --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................       --             --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................       --             --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................       --             --
  Dividend Receivable..................................       --             --
  Due from Hartford Life Insurance Company.............        25,458        175,566
  Receivable from fund shares sold.....................             9             16
                                                         -------------   ------------
  Total Assets.........................................    57,448,326     71,569,345
                                                         -------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             8             19
  Payable for fund shares purchased....................        25,945        175,691
                                                         -------------   ------------
  Total Liabilities....................................        25,953        175,710
                                                         -------------   ------------
  Net Assets (variable annuity contract liabilities)...   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  SMITH BARNEY
                                                                          SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND     CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------   -------------------   -----------------   --------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --             --                    --                 --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --             --                    --                 --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................  $9,173,875         --                    --                 --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --             $507,912              --                 --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --             --                   $170,562            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --             --                    --                $37,076
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................      --             --                    --                 --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --             --                    --                 --
  Dividend Receivable..................................      --                1,205              --                     96
  Due from Hartford Life Insurance Company.............      48,940           26,690              --                 --
  Receivable from fund shares sold.....................           1              162                  120                24
                                                         -----------        --------             --------           -------
  Total Assets.........................................   9,222,816          535,969              170,682            37,196
                                                         -----------        --------             --------           -------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           1              200                  109                32
  Payable for fund shares purchased....................      48,925           26,757              --                 --
                                                         -----------        --------             --------           -------
  Total Liabilities....................................      48,926           26,957                  109                32
                                                         -----------        --------             --------           -------
  Net Assets (variable annuity contract liabilities)...  $9,173,890         $509,012             $170,573           $37,164
                                                         -----------        --------             --------           -------
                                                         -----------        --------             --------           -------

                                                            BB&T          AMSOUTH
                                                         GROWTH AND       EQUITY
                                                         INCOME FUND    INCOME FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------   -------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --            --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --            --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................      --            --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --            --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --            --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................  $6,477,421        --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --         $2,391,912
  Dividend Receivable..................................      --            --
  Due from Hartford Life Insurance Company.............      11,400          6,464
  Receivable from fund shares sold.....................      --            --
                                                         -----------   -------------
  Total Assets.........................................   6,488,821      2,398,376
                                                         -----------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............      --            --
  Payable for fund shares purchased....................      11,401          6,460
                                                         -----------   -------------
  Total Liabilities....................................      11,401          6,460
                                                         -----------   -------------
  Net Assets (variable annuity contract liabilities)...  $6,477,420     $2,391,916
                                                         -----------   -------------
                                                         -----------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%.......................        276,322  $ 4.084713 $    1,128,696
  Bond Fund Non-Qualified 1.00%...................      1,879,248    4.022607      7,559,476
  Bond Fund 1.25%.................................    111,586,155    2.113753    235,865,570
  Bond Fund .25%..................................         57,428    1.421542         81,636
  Stock Fund Qualified 1.00%......................        848,097    8.882260      7,533,018
  Stock Fund Non-Qualified 1.00%..................      3,172,838    8.493415     26,948,230
  Stock Fund 1.25%................................    372,753,860    4.601624  1,715,273,108
  Stock Fund .25%.................................      1,113,935    2.442242      2,720,499
  Money Market Fund Qualified 1.00%...............        979,465    2.570693      2,517,904
  Money Market Fund Non-Qualified 1.00%...........     12,009,970    2.571915     30,888,622
  Money Market Fund 1.25%.........................    140,796,551    1.650311    232,358,097
  Money Market Fund .25%..........................        412,812    1.237665        510,923
  Advisers Fund Qualified 1.00%...................      3,353,386    5.351192     17,944,612
  Advisers Fund Non-Qualified 1.00%...............     11,223,033    5.351192     60,056,604
  Advisers Fund 1.25%.............................  1,012,471,703    3.572368  3,616,921,513
  Advisers Fund .25%..............................      1,064,392    2.012508      2,142,097
  Capital Appreciation Fund Qualified 1.00%.......        858,728    8.154392      7,002,405
  Capital Appreciation Fund Non-Qualified 1.00%...      2,279,033    8.150600     18,575,486
  Capital Appreciation Fund 1.25%.................    351,188,619    4.845288  1,701,610,001
  Capital Appreciation Fund .25%..................      2,365,382    2.354942      5,570,337
  Mortgage Securities Fund Qualified 1.00%........        694,613    2.692454      1,870,214
  Mortgage Securities Fund Non-Qualified 1.00%....      6,914,379    2.692454     18,616,647
  Mortgage Securities Fund 1.25%..................     81,142,537    2.097829    170,223,167
  Mortgage Securities Fund .25%...................         15,250    1.370090         20,891
  Index Fund 1.00%................................        102,566    1.472201        150,998
  Index Fund Non-Qualified 1.00%..................        557,157    1.472201        820,247
  Index Fund 1.25%................................    109,836,846    3.726058    409,258,459
  Index Fund .25%.................................        216,268    2.411839        521,604
  International Opportunities Fund Qualified
   1.00%..........................................        314,039    1.496781        470,048
  International Opportunities Fund Non-Qualified
   1.00%..........................................      1,518,024    1.496728      2,272,069
  International Opportunities Fund 1.25%..........    264,642,015    1.468965    388,749,858
  International Opportunities Fund .25%...........        733,875    1.660294      1,218,449
  Dividend and Growth Fund Qualified 1.00%........        390,646    2.169750        847,604
  Dividend and Growth Fund Non-Qualified 1.00%....      1,710,116    2.169750      3,710,524
  Dividend and Growth Fund 1.25%..................    308,682,099    2.149172    663,410,924
  Dividend and Growth Fund .25%...................        268,881    2.232593        600,302
  International Advisers Fund Sub-Account 1.00%...         37,492    1.328248         49,796
  International Advisers Fund Non-Qualified
   1.00%..........................................        223,145    1.328248        296,392
  International Advisers Fund 1.25%...............     43,216,995    1.318862     56,997,252

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
  International Advisers Fund .25%................         39,807  $ 1.356789 $       54,010
  Hartford Small Company 1.00%....................         99,533    1.250966        124,512
  Hartford Small Company Non-Qualified 1.00%......        377,483    1.250966        472,218
  Hartford Small Company 1.25%....................     56,706,183    1.246631     70,691,687
  Hartford Small Company .25%.....................         48,170    1.264068         60,890
  MidCap Fund Sub-Account 1.00% Qualified.........         12,789    1.098000         14,042
  MidCap Fund Sub-Account 1.00% Non-Qualified.....         34,465    1.098000         37,843
  MidCap Fund Sub-Account 1.25%...................      8,305,640    1.096832      9,109,892
  MidCap Fund Sub-Account 1.00% Qualified.........         10,996    1.101485         12,113
  Smith Barney Shearson Daily Dividend, Inc.
   Qualified 1.00%................................         53,613    2.777393        148,906
  Smith Barney Shearson Daily Dividend, Inc.
   Non-Qualified 1.00%............................        125,291    2.874151        360,106
  Smith Barney Shearson Appreciation Fund, Inc.
   Qualified 1.00%................................         18,335    9.303319        170,573
  Smith Barney Shearson Gov't and Agencies, Inc.
   Qualified 1.00%................................         14,846    2.503304         37,164
  BB&T Growth and Income Fund Sub-Account.........      5,443,658    1.189902      6,477,420
  Am South Fund Sub-Account 1.00% Qualified.......      2,337,620    1.023227      2,391,916
                                                                              --------------
TOTAL ACCUMULATION PERIOD.........................                             9,503,477,571
                                                                              --------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%...................         14,968    4.022607         60,210
  Bond Fund 1.25%.................................        324,152    2.113753        685,179
  Stock Fund Non-Qualified 1.00%..................         11,832    8.493415        100,494
  Stock Fund 1.25%................................        460,700    4.601624      2,119,968
  Money Market Fund Qualified 1.00%...............         11,497    2.570693         29,553
  Money Market Fund Non-Qualified 1.00%...........         75,465    2.571915        194,090
  Money Market Fund 1.25%.........................        326,508    1.650311        538,840
  Advisers Fund Qualified 1.00%...................          3,304    5.351192         17,680
  Advisers Fund Non-Qualified 1.00%...............         57,148    5.351192        305,810
  Advisers Fund 1.25%.............................      1,087,032    3.572368      3,883,278
  Capital Appreciation Fund Non-Qualified 1.00%...          2,576    8.150600         20,996
  Capital Appreciation Fund 1.25%.................        232,998    4.845288      1,128,942
  Mortgage Securities Fund Non-Qualified 1.00%....         72,723    2.692454        195,803
  Mortgage Securities Fund 1.25%..................         89,106    2.097829        186,929
  Index Fund 1.25%................................        108,562    3.726058        404,508
  International Opportunities Fund 1.25%..........        228,075    1.468965        335,034
  Dividend and Growth Fund 1.25%..................        304,541    2.149172        654,512
  International Advisers Fund 1.25%...............         18,897    1.318862         24,923
  Hartford Small Company 1.25%....................         35,558    1.246631         44,328
                                                                              --------------
TOTAL ANNUITY PERIOD..............................                                10,931,077
                                                                              --------------
GRAND TOTAL.......................................                            $9,514,408,648
                                                                              --------------
                                                                              --------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
DECEMBER 31, 1997

                                                                                       MONEY
                                                          BOND FUND    STOCK FUND   MARKET FUND
                                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                         -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends............................................  $12,961,364  $ 16,077,936  $13,797,570
EXPENSES:
  Mortality and expense undertakings...................   (2,612,230)  (18,967,977)  (3,238,151)
                                                         -----------  ------------  -----------
    Net investment income (loss).......................   10,349,134    (2,890,041)  10,559,419
                                                         -----------  ------------  -----------
CAPITAL GAINS INCOME...................................      --         64,909,605      --
                                                         -----------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       17,262     1,176,996      --
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   10,119,718   315,737,284      --
                                                         -----------  ------------  -----------
    Net gain (loss) on investments.....................   10,136,980   316,914,280      --
                                                         -----------  ------------  -----------
    Net increase (decrease) in net assets resulting
     from operations...................................  $20,486,114  $378,933,844  $10,559,419
                                                         -----------  ------------  -----------
                                                         -----------  ------------  -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         -------------   -----------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends............................................  $  77,714,905        $2,646           $  8,543,668        $11,347,408
EXPENSES:
  Mortality and expense undertakings...................    (41,311,784)         (627)           (19,474,176)        (2,333,945)
                                                         -------------        ------         -----------------   ---------------
    Net investment income (loss).......................     36,403,121         2,019            (10,930,508)         9,013,463
                                                         -------------        ------         -----------------   ---------------
CAPITAL GAINS INCOME...................................    129,600,221       --                 103,244,397           --
                                                         -------------        ------         -----------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      2,159,454       --                     413,746             28,917
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................    501,068,905       --                 190,913,008          5,074,541
                                                         -------------        ------         -----------------   ---------------
    Net gain (loss) on investments.....................    503,228,359       --                 191,326,754          5,103,458
                                                         -------------        ------         -----------------   ---------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $ 669,231,701        $2,019           $283,640,643        $14,116,921
                                                         -------------        ------         -----------------   ---------------
                                                         -------------        ------         -----------------   ---------------

                                                                        INTERNATIONAL      DIVIDEND AND
                                                         INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                                                         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------  ------------------   ------------
INVESTMENT INCOME:
  Dividends............................................  $ 4,750,804     $  3,651,850      $  9,408,629
EXPENSES:
  Mortality and expense undertakings...................   (4,257,897)      (5,181,012)       (6,174,075)
                                                         -----------  ------------------   ------------
    Net investment income (loss).......................      492,907       (1,529,162)        3,234,554
                                                         -----------  ------------------   ------------
CAPITAL GAINS INCOME...................................   21,612,566       29,748,890         9,959,170
                                                         -----------  ------------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      243,148           29,653            (4,003)
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   65,120,869      (32,127,237)      111,067,791
                                                         -----------  ------------------   ------------
    Net gain (loss) on investments.....................   65,364,017      (32,097,584)      111,063,788
                                                         -----------  ------------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $87,469,490     $ (3,877,856)     $124,257,512
                                                         -----------  ------------------   ------------
                                                         -----------  ------------------   ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
INVESTMENT INCOME:
  Dividends............................................   $1,605,717      $   32,487
EXPENSES:
  Mortality and expense undertakings...................     (569,723)       (489,607)
                                                         -------------   ------------
  Net investment income (loss).........................    1,035,994        (457,120)
                                                         -------------   ------------
CAPITAL GAINS INCOME...................................      110,732       3,307,195
                                                         -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       13,808         (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      118,913       1,332,603
                                                         -------------   ------------
    Net gain (loss) on investments.....................      132,721       1,296,380
                                                         -------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................   $1,279,447      $4,146,455
                                                         -------------   ------------
                                                         -------------   ------------

  * From inception, July 15, 1997, to December 31, 1997.

 ** From inception, June 3, 1997, to December 31, 1997.

*** From inception, October 23, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND    CASH PORTFOLIO FUND   APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
INVESTMENT INCOME:
  Dividends............................................    $  8,146           $26,755              $ 2,394            $1,998
EXPENSES:
  Mortality and expense undertakings...................     (20,807)           (5,365)              (1,707)             (404)
                                                         ------------         -------              -------            ------
  Net investment income (loss).........................     (12,661)           21,390                  687             1,594
                                                         ------------         -------              -------            ------
CAPITAL GAINS INCOME...................................      --              --                     22,341            --
                                                         ------------         -------              -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      (2,185)         --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     336,895          --                      8,816            --
                                                         ------------         -------              -------            ------
    Net gain (loss) on investments.....................     334,710          --                     15,626            --
                                                         ------------         -------              -------            ------
    Net increase (decrease) in net assets resulting
     from operations...................................    $322,049           $21,390              $38,654            $1,594
                                                         ------------         -------              -------            ------
                                                         ------------         -------              -------            ------

                                                             BB&T            AMSOUTH
                                                          GROWTH AND      EQUITY INCOME
                                                          INCOME FUND          FUND
                                                         SUB-ACCOUNT**    SUB-ACCOUNT***
                                                         -------------   ----------------
INVESTMENT INCOME:
  Dividends............................................    $ 43,938           $ 4,389
EXPENSES:
  Mortality and expense undertakings...................     (21,234)           (2,657)
                                                         -------------        -------
  Net investment income (loss).........................      22,704             1,732
                                                         -------------        -------
CAPITAL GAINS INCOME...................................         662           --
                                                         -------------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      --                    (1)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     409,485            32,196
                                                         -------------        -------
    Net gain (loss) on investments.....................     409,485            32,195
                                                         -------------        -------
    Net increase (decrease) in net assets resulting
     from operations...................................    $432,851           $33,927
                                                         -------------        -------
                                                         -------------        -------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $ 10,349,134  $   (2,890,041) $  10,558,627
  Capital gains income.................................       --           64,909,605            792
  Net realized gain (loss) on security transactions....        17,262       1,176,996       --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    10,119,718     315,737,284       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    20,486,114     378,933,844     10,559,419
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    28,788,526     208,829,884     56,766,167
  Net transfers........................................    19,102,654      45,780,800     (9,782,834)
  Surrenders...........................................   (18,300,042)    (92,238,226)   (68,418,264)
  Net annuity transactions.............................       325,387         633,517         12,261
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    29,916,525     163,005,975    (21,422,670)
                                                         ------------  --------------  -------------
  Total increase (decrease) in net assets..............    50,402,639     541,939,819    (10,863,251)
NET ASSETS:
  Beginning of period..................................   194,978,128   1,212,755,498    277,901,280
                                                         ------------  --------------  -------------
  End of period........................................  $245,380,767  $1,754,695,317  $ 267,038,029
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $  9,645,789  $    3,458,346  $   9,260,160
  Capital gains income.................................       --           36,500,208       --
  Net realized gain (loss) on security transactions....      (221,405)      1,221,317       --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    (5,160,742)    171,537,514       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     4,263,642     212,717,385      9,260,160
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    25,740,584     167,200,796     69,939,055
  Net transfers........................................   (16,696,613)     28,419,235     66,601,560
  Surrenders...........................................   (15,363,352)    (50,578,919)   (52,603,716)
  Net annuity transactions.............................        63,477         (84,340)      (175,109)
                                                         ------------  --------------  -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    (6,255,904)    144,956,772     83,761,790
                                                         ------------  --------------  -------------
  Total (decrease) increase in net assets..............    (1,992,262)    357,674,157     93,021,950
NET ASSETS:
  Beginning of period..................................   196,970,390     855,081,341    184,879,330
                                                         ------------  --------------  -------------
  End of period........................................  $194,978,128  $1,212,755,498  $ 277,901,280
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   36,403,121      $   2,019        $  (10,930,508)     $  9,013,463
  Capital gains income.................................     129,600,221       --                 103,244,397          --
  Net realized gain (loss) on security transactions....       2,159,454       --                     413,746            28,917
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     501,068,905       --                 190,913,008         5,074,541
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     669,231,701          2,019           283,640,643        14,116,921
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     364,832,050       --                 194,562,087         7,925,304
  Net transfers........................................      27,406,992        (88,379)          (11,521,643)       (9,594,437)
  Surrenders...........................................    (206,501,208)        (9,133)          (87,759,430)      (17,575,723)
  Net annuity transactions.............................         725,608        (21,870)              361,130            (3,307)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     186,463,442       (119,382)           95,642,144       (19,248,163)
                                                         --------------  -----------------   -----------------   ---------------
  Total increase (decrease) in net assets..............     855,695,143       (117,363)          379,282,787        (5,131,242)
NET ASSETS:
  Beginning of period..................................   2,845,576,451        117,363         1,354,625,381       196,244,893
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $3,701,271,594      $--              $1,733,908,168      $191,113,651
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   42,565,178      $   4,826        $   (6,448,058)     $ 10,591,830
  Capital gains income.................................      52,150,764       --                  66,515,678          --
  Net realized gain (loss) on security transactions....       1,838,982       --                   2,074,856          (435,321)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................     271,199,538       --                 145,316,093        (2,802,442)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     367,754,462          4,826           207,458,569         7,354,067
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     317,249,591       --                 189,467,703         8,471,412
  Net transfers........................................      (5,375,317)       (10,049)           (3,020,837)      (18,731,894)
  Surrenders...........................................    (148,652,281)        (5,248)          (57,537,694)      (18,950,990)
  Net annuity transactions.............................          (7,328)       (12,789)              159,816           (68,468)
                                                         --------------  -----------------   -----------------   ---------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................     163,214,665        (28,086)          129,068,988       (29,279,940)
                                                         --------------  -----------------   -----------------   ---------------
  Total (decrease) increase in net assets..............     530,969,127        (23,260)          336,527,557       (21,925,873)
NET ASSETS:
  Beginning of period..................................   2,314,607,324        140,623         1,018,097,824       218,170,766
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $2,845,576,451      $ 117,363        $1,354,625,381      $196,244,893
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------

                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $    492,907     $ (1,529,162)     $   3,234,554
  Capital gains income.................................    21,612,566       29,748,890          9,959,170
  Net realized gain (loss) on security transactions....       243,148           29,653             (4,003)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    65,120,869      (32,127,237)       111,067,791
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    87,469,490       (3,877,856)       124,257,512
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    65,766,703       38,595,370        159,109,767
  Net transfers........................................    26,458,731      (16,075,692)        87,528,713
  Surrenders...........................................   (18,692,668)     (26,504,799)       (20,331,098)
  Net annuity transactions.............................       190,331           66,746            349,515
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    73,723,097       (3,918,375)       226,656,897
                                                         ------------  ------------------   -------------
  Total increase (decrease) in net assets..............   161,192,587       (7,796,232)       350,914,409
NET ASSETS:
  Beginning of period..................................   249,963,229      400,841,689        318,309,457
                                                         ------------  ------------------   -------------
  End of period........................................  $411,155,816     $393,045,458      $ 669,223,866
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $  1,647,249     $  2,504,471      $   2,622,394
  Capital gains income.................................     3,111,887        9,391,222          2,783,157
  Net realized gain (loss) on security transactions....       136,100           91,388             (4,854)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    34,189,219       27,779,181         37,804,713
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    39,084,455       39,766,262         43,205,410
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    45,748,598       41,231,155         98,719,762
  Net transfers........................................    19,409,151       19,333,907         69,845,165
  Surrenders...........................................   (10,550,651)     (21,132,233)        (8,446,511)
  Net annuity transactions.............................       (31,502)           8,570            153,439
                                                         ------------  ------------------   -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    54,575,596       39,441,399        160,271,855
                                                         ------------  ------------------   -------------
  Total (decrease) increase in net assets..............    93,660,051       79,207,661        203,477,265
NET ASSETS:
  Beginning of period..................................   156,303,178      321,634,028        114,832,192
                                                         ------------  ------------------   -------------
  End of period........................................  $249,963,229     $400,841,689      $ 318,309,457
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $ 1,035,994    $  (457,120)
  Capital gains income.................................       110,732      3,307,195
  Net realized gain (loss) on security transactions....        13,808        (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       118,913      1,332,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     1,279,447      4,146,455
                                                         -------------   ------------
UNIT TRANSACTIONS:
  Purchases............................................    18,887,741     24,742,079
  Net transfers........................................     9,531,179     30,544,670
  Surrenders...........................................    (2,110,213)    (1,630,264)
  Net annuity transactions.............................        25,045         44,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    26,333,752     53,701,088
                                                         -------------   ------------
  Total increase (decrease) in net assets..............    27,613,199     57,847,543
NET ASSETS:
  Beginning of period..................................    29,809,174     13,546,092
                                                         -------------   ------------
  End of period........................................   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT****
                                                          ----------     ------------
OPERATIONS:
  Net investment income (loss).........................   $   644,546    $   (17,678)
  Capital gains income.................................       595,787        --
  Net realized gain on security transactions...........        (3,562)           922
  Net unrealized (depreciation) appreciation of
   investments during the period.......................       708,119         74,459
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   operations..........................................     1,944,890         57,703
                                                          ----------      ----------
UNIT TRANSACTIONS:
  Purchases............................................    10,618,419      4,333,960
  Net transfers........................................    10,257,798      9,203,248
  Surrenders...........................................      (609,471)       (48,819)
  Net annuity transactions.............................       --             --
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................    20,266,746     13,488,389
                                                          ----------      ----------

  Total increase (decrease) in net assets..............    22,211,636     13,546,092
NET ASSETS:
  Beginning of period..................................     7,597,538        --
                                                          ----------      ----------

  End of period........................................   $29,809,174    $13,546,092
                                                          ----------      ----------
                                                          ----------      ----------

**** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND      CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
OPERATIONS:
  Net investment income (loss).........................   $  (12,661)        $ 21,390             $    687           $ 1,594
  Capital gains income.................................      --              --                     22,341            --
  Net realized gain (loss) on security transactions....       (2,185)        --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      336,895         --                      8,816            --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   operations..........................................      322,049           21,390               38,654             1,594
                                                         ------------        --------             --------           -------
UNIT TRANSACTIONS:
  Purchases............................................    2,088,623         --                    --                 --
  Net transfers........................................    6,774,154         --                    --                 --
  Surrenders...........................................      (10,936)         (93,309)             (40,942)           (4,272)
  Net annuity transactions.............................      --              --                    --                 --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    8,851,841          (93,309)             (40,942)           (4,272)
                                                         ------------        --------             --------           -------
  Total increase (decrease) in net assets..............    9,173,890          (71,919)              (2,288)           (2,678)
NET ASSETS:
  Beginning of period..................................      --               580,931              172,861            39,842
                                                         ------------        --------             --------           -------
  End of period........................................   $9,173,890         $509,012             $170,573           $37,164
                                                         ------------        --------             --------           -------
                                                         ------------        --------             --------           -------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         SMITH BARNEY                           SMITH BARNEY
                                                             CASH          SMITH BARNEY          GOVERNMENT
                                                          PORTFOLIO      APPRECIATION FUND        PORTFOLIO
                                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                         ------------   ------------------    ----------------
OPERATIONS:
  Net investment income (loss).........................   $   22,053         $ 15,035             $  1,646
  Capital gains income.................................      --              --                    --
  Net realized gain on security transactions...........      --                   174              --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................      --                11,776              --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   operations..........................................       22,053           26,985                1,646
                                                          ---------           -------              -------
UNIT TRANSACTIONS:
  Purchases............................................           25         --                    --
  Net transfers........................................      --              --                    --
  Surrenders...........................................      (10,494)          (2,558)              (4,273)
  Net annuity transactions.............................      --              --                    --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................      (10,469)          (2,558)              (4,273)
                                                          ---------           -------              -------

  Total increase (decrease) in net assets..............       11,584           24,427               (2,627)
NET ASSETS:
  Beginning of period..................................      569,347          148,434               42,469
                                                          ---------           -------              -------

  End of period........................................   $  580,931         $172,861             $ 39,842
                                                          ---------           -------              -------
                                                          ---------           -------              -------

                                                             BB&T
                                                          GROWTH AND     AMSOUTH EQUITY
                                                          INCOME FUND      INCOME FUND
                                                         SUB-ACCOUNT**   SUB-ACCOUNT***
                                                         -------------   ---------------
OPERATIONS:
  Net investment income (loss).........................    $   22,704       $    1,732
  Capital gains income.................................           662         --
  Net realized gain (loss) on security transactions....       --              --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       409,485           32,195
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       432,851           33,927
                                                         -------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     5,104,417        2,100,608
  Net transfers........................................     1,006,220          259,438
  Surrenders...........................................       (66,068)          (2,057)
  Net annuity transactions.............................       --              --
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     6,044,569        2,357,989
                                                         -------------   ---------------
  Total increase (decrease) in net assets..............     6,477,420        2,391,916
NET ASSETS:
  Beginning of period..................................       --              --
                                                         -------------   ---------------
  End of period........................................    $6,477,420       $2,391,916
                                                         -------------   ---------------
                                                         -------------   ---------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 19
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         ------------   ------------------    ---------
OPERATIONS:
  Net investment income (loss).........................
  Capital gains income.................................
  Net realized gain on security transactions...........
  Net unrealized (depreciation) appreciation of
   investments during the period.......................
  Net increase (decrease) in net assets resulting from
   operations..........................................
UNIT TRANSACTIONS:
  Purchases............................................
  Net transfers........................................
  Surrenders...........................................
  Net annuity transactions.............................
  Net increase (decrease) in net assets resulting from
   unit transactions...................................
  Total increase (decrease) in net assets..............
NET ASSETS:
  Beginning of period..................................
  End of period........................................

--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Hartford, Smith Barney, BB&T and AmSouth mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4. HARTFORD U.S. GOVERNMENT MONEY
   MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)......   $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................  $     --   $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....  $     --   $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................  $     --  $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................  $     --  $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)


          (2)  Not applicable.


          (3)  (a)  Principal Underwriting Agreement.(1)

               (b)  Form of Dealer Agreement.(1)


          (4)  Form of the Variable Annuity Contract.(1)


          (5)  Form of Application.(1)


          (6)  (a)  Restated Certificate of Incorporation of Hartford.(2)

               (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not applicable.


          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.


          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.


-----------------------------------
     (1) Incorporated by reference to Post Effective Amendment No. 9, to the Registration Statement File No. 33-19945, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.


Item 25.  Directors and Officers of the Depositor

 NAME                        POSITION WITH HARTFORD
----------------------       ----------------------
 Dong H. Ahn                 Vice President

 Wendell J. Bossen           Vice President

 Gregory A. Boyko            Senior Vice President, Chief Financial Officer,
                             and Treasurer, Director*

 Peter W. Cummins            Senior Vice President

 Ann M. de Raismes           Senior Vice President

 Timothy M. Fitch            Vice President and Actuary

 David T. Foy                Vice President

 Bruce D. Gardner            Vice President

 J. Richard Garrett          Vice President and Assistant Treasurer

 John P. Ginnetti            Executive Vice President & Director of Asset
                             Management Services, Director*

 William A. Godfrey, III     Senior Vice President

 Lynda Godkin                Senior Vice President, General Counsel and
                             Corporate Secretary, Director*

 Lois W. Grady               Senior Vice President

 Christopher Graham          Vice President

 Mark E. Hunt                Vice President

 Stephen T. Joyce            Vice President

 Michael D. Keeler           Vice President

 Robert A. Kerzner           Senior Vice President

 David N. Levenson           Vice President

 Steven M. Maher             Vice President and Actuary

 William B. Malchodi, Jr.    Vice President

 Raymond J. Marra            Vice President

 NAME                        POSITION WITH HARTFORD
----------------------       ----------------------

 Thomas M. Marra             Executive Vice President and Director, Individual
                             Life and Annuity Division, Director*

 Robert F. Nolan             Senior Vice President

 Joseph J. Noto              Vice President

 C. Michael O'Halloran       Vice President

 Lawrence M. O'Rourke        Vice President

 Daniel E. O'Sullivan        Vice President

 Craig R. Raymond            Senior Vice President and Chief Actuary

 Mary P. Robinson            Vice President

 Donald A. Salama            Vice President

 Timothy P. Schiltz          Vice President

 Lowndes A. Smith            President and Chief Executive Officer, Director*

 Keith A. Stevenson          Vice President

 Edward A. Sweeney           Vice President

 Judith V. Tilbor            Vice President

 Raymond P. Welnicki         Senior Vice President and Director, Employee
                             Benefit Division, Director*

 Walter C. Welsh             Senior Vice President

 Lizabeth H. Zlatkus         Senior Vice President, Director*

 David M. Znamierowski       Senior Vice President, Director*


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Exhibit 15 incorporated herein.

Item 27.  Number of Contract Owners

     As of June 30, 1998, there were 198,354 Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
            Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

     (b)  Directors and Officers of HSD

          Name and Principal                 Positions and Offices
          Business Address                   With Underwriter
          ------------------                 ---------------------
          Lowndes A. Smith                   President and Chief Executive
                                             Officer, Director
          John P. Ginnetti                   Executive Vice President, Director
          Thomas M. Marra                    Executive Vice President, Director
          Peter W. Cummins                   Senior Vice President

          Lynda Godkin                       Senior Vice President, General
                                             Counsel and Corporate Secretary
          Donald E. Waggaman, Jr.            Treasurer
          George R. Jay                      Controller

               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services



          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 11th day of August, 1998.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO (VARIABLE  ACCOUNT "A")
           (Registrant)


*By: /s/ Thomas M. Marra                            *By: /s/ Marianne O'Doherty
     -------------------------------------------        ----------------------
     Thomas M. Marra, Executive Vice President          Marianne O'Doherty
     and Director, Individual Life and Annuity          Attorney-in-Fact
     Division, Director

HARTFORD LIFE INSURANCE COMPANY
           (Depositor)


*By: /s/ Thomas M. Marra
     -------------------------------------------
     Thomas M. Marra, Executive Vice President
     and Director, Individual Life and Annuity
     Division, Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer & Treasurer, Director *
John P. Ginnetti, Executive Vice
    President, Director *
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                     *By: /s/ Marianne O'Doherty
    President, Director *                                -----------------------
Lowndes A. Smith, President &                            Marianne O'Doherty
    Chief Operating Officer, Director *                  Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
    President, Director *
Lizabeth H. Zlatkus, Senior Vice President,              Dated: August 11, 1998
    Director *
David M. Znamierowski, Senior Vice President,


    Director*

                                    EXHIBIT INDEX




(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)      Copy of Power of Attorney.

(16)      Organizational Chart.